UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-21078

PIMCO New York Municipal Income Fund II
(Exact name of registrant as specified in charter)

1345 Avenue of the Americas, New York, New York 10105
(Address of principal executive offices)             (Zip code)

Lawrence G. Altadonna - 1345 Avenue of the Americas, New York, New York 10105
(Name and address of agent for service)

Registrant's telephone number, including area code: 212-739-3371

Date of fiscal year end: May 31, 2007

Date of reporting period: November 30, 2006

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e -1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1. REPORT TO SHAREHOLDERS

PIMCO Municipal Income Fund II PIMCO California Municipal Income Fund II PIMCO New York Municipal Income Fund II Semi-Annual Report November 30, 2006

Contents

Letter to Shareholders	1

Performance & Statistics	2-4

Schedules of Investments	5-26

Statements of Assets and Liabilities	28

Statements of Operations	29

Statements of Changes in Net Assets	30-31

Statements of Cash Flows	32-33

Notes to Financial Statements	34-40

Financial Highlights	42-47

Matters Relating to the Trustees Consideration
of the Investment Management and Portfolio
Management Agreements	48-50

Annual Shareholder Meetings Results/
Corporate Changes	51

PIMCO Municipal Income Funds II Letter to Shareholders

April 15, 2007

Dear Shareholder:

We are pleased to provide you with the semi-annual report for PIMCO Municipal Income Fund II, PIMCO California Municipal Income Fund II and PIMCO New York Municipal Income Fund II (collectively, the “Funds”) for the six months ended November 30, 2006.

During the period, the bond market rallied as the economy slowed and expectations grew that the Federal Reserve (the “Fed”) might begin easing. In fact, the Fed left rates unchanged at 5.25% at its last four meetings. This came after 17 consecutive increases in short-term interest rates over two years. The apparent end of the Fed’s tightening cycle proved to be a positive for the Funds’ performance during the reporting period.

For specific information on the Funds’ performance, please review the following pages.

If you have any questions regarding the information provided, we encourage you to contact your financial advisor or call the Funds’ shareholder servicing agent at (800) 331-1710. In addition, a wide range of information and resources can be accessed on our Web site, www.allianzinvestors.com/closedendfunds.

Together with Allianz Global Investors Fund Management LLC, the Funds’ investment manager, and Pacific Investment Management Company LLC (“PIMCO”), the Funds’ sub-adviser, we thank you for investing with us.

Sincerely, Hans W. Kertess Chairman of the Board of Trustees	Brian S. Shlissel President & Chief Executive Officer

11.30.06 | PIMCO Municipal Income Funds II Semi-Annual Report 1

PIMCO Municipal Income Fund II Performance & Statistics
November 30, 2006 (unaudited)

¢  For the six months ended November 30, 2006, PIMCO Municipal Income Fund II returned 6.65% on net asset value (NAV) and 13.17% on market price, compared with 6.25% and 8.22%, respectively, for the Lipper Analytical General Municipal Debt Funds (Leveraged) average.

¢  Municipal bonds, as measured by the Lehman Municipal Bond Index, underperformed the taxable bond market, as measured by the Lehman

       Aggregate Bond Index, returning 4.53% and 5.94%, respectively, for the six-month period.

¢  Municipal bond yields declined across all maturities during the reporting period. For example, 10-, 20- and 30-year AAA General Obligation yields declined by 46, 54 and 62 basis points, respectively. Note that when bond yields decline, bond prices rise, and vice versa.

¢  Tobacco securitization sector holdings were beneficial to performance during the reporting period as yields on tobacco municipals continued to decline on further positive legal rulings.

¢  Exposure to non-callable zero coupon municipals proved positive for performance.

Total Return(1):	Market Price	Net Asset Value (“NAV”)
Six Months	13.17%	6.65%
1 Year	10.47%	11.88%
Commencement of Operations (6/28/02) to 11/30/06	8.31%	8.42%

Common Share Market Price/NAV Performance: Commencement of Operations (6/28/02) to 11/30/06	Market Price/NAV:
	Market Price	$15.90
	NAV	$15.25
	Premium to NAV	4.26%
	Market Price Yield(2)	4.91%
	Moody’s Ratings (as a % of total investments)

(1) Past performance is no guarantee of future results. Total return is calculated by subtracting the value of an investment in the Fund at the beginning of each specified period from the value at the end of the period and dividing the remainder by the value of the investment at the beginning of the period and expressing the result as a percentage. The calculation assumes that all income dividends and capital gain distributions have been reinvested at prices obtained under the Fund’s dividend reinvestment plan. Total return does not reflect broker commissions or sales charges. Total return for a period more than one year represents the average annual total return.

An investment in the Fund involves risk, including the loss of principal. Total return, price, yield and net asset value will fluctuate with changes in market conditions. This data is provided for information only and is not intended for trading purposes. A portion of the income generated by the Fund may be subject to federal, state and local taxes, and may at times be subject to the alternative minimum tax. Closed-end funds, unlike open-end funds, are not continuously offered. There is a one-time public offering and once issued, shares of closed-end funds are sold in the open market through a stock exchange. Net asset value is total assets applicable to common shareholders less total liabilities divided by the number of common shares outstanding. Holdings are subject to change daily.

(2) Market Price Yield is determined by dividing the annualized current monthly per share dividend payable to common shareholders by the market price per common share at November 30, 2006.

2 PIMCO Municipal Income Funds II Semi-Annual Report | 11.30.06

PIMCO California Municipal Income Fund II Performance & Statistics
November 30, 2006 (unaudited)

¢  For the six months ended November 30, 2006, PIMCO California Municipal Income Fund II returned 6.71% on net asset value (NAV) and 13.83% on market price, compared with 6.27% and 7.27%, respectively, for the Lipper Analytical California Municipal Debt Funds average.

¢  California municipal bonds, as measured by the Lehman California Municipal Bond Index, outperformed the broader national municipal market, as measured by the Lehman Municipal Bond Index, for the six-

       month reporting period, returning 4.77% and 4.53%, respectively.

¢  California state AAA municipal bond yields declined across all maturities during the reporting period. For example, 5-, 10-, and 30-year General Obligation yields declined by 27, 48 and 63 basis points, respectively. Note that when bond yields decline, bond prices rise, and vice versa.

¢  Tobacco securitization sector holdings were beneficial to performance during the reporting period as yields on tobacco municipals continued

       to decline on further positive legal rulings.

¢  Exposure to non-callable zero coupon municipals proved positive for performance.

¢  Interest rate hedging strategies that benefit Fund performance when longer-term Treasuries lag longer-term municipals hindered performance as longer-term Treasuries outperformed longer-term municipals during the reporting period.

Total Return(1):	Market Price	Net Asset Value (“NAV”)
Six Months	13.83%	6.71%
1 Year	10.78%	11.53%
Commencement of Operations (6/28/02) to 11/30/06	8.47%	7.95%

Common Share Market Price/NAV Performance: Commencement of Operations (6/28/02) to 11/30/06	Market Price/NAV:
	Market Price	$16.18
	NAV	$15.12
	Premium to NAV	7.01%
	Market Price Yield(2)	5.19%
	Moody’s Ratings (as a % of total investments)

(1) Past performance is no guarantee of future results. Total return is calculated by subtracting the value of an investment in the Fund at the beginning of each specified period from the value at the end of the period and dividing the remainder by the value of the investment at the beginning of the period and expressing the result as a percentage. The calculation assumes that all income dividends have been reinvested at prices obtained under the Fund’s dividend reinvestment plan. Total return does not reflect broker commissions or sales charges. Total return for a period more than one year represents the average annual total return.

An investment in the Fund involves risk, including the loss of principal. Total return, price, yield and net asset value will fluctuate with changes in market conditions. This data is provided for information only and is not intended for trading purposes. A portion of the income generated by the Fund may be subject to federal, state and local taxes, and may at times be subject to the alternative minimum tax. Closed-end funds, unlike open-end funds, are not continuously offered. There is a one-time public offering and once issued, shares of closed-end funds are sold in the open market through a stock exchange. Net asset value is total assets applicable to common shareholders less total liabilities divided by the number of common shares outstanding. Holdings are subject to change daily.

(2) Market Price Yield is determined by dividing the annualized current monthly per share dividend payable to common shareholders by the market price per common share at November 30, 2006.

11.30.06 | PIMCO Municipal Income Funds II Semi-Annual Report 3

PIMCO New York Municipal Income Fund II Performance & Statistics
November 30, 2006 (unaudited)

¢  For the six months ended November 30, 2006, PIMCO New York Municipal Income Fund II returned 6.44% on net asset value and 14.32% on market price, compared with 5.84% and 7.97%, respectively, for the Lipper Analytical New York Municipal Debt Funds average.

¢  New York municipal bonds, as measured by the Lehman New York Municipal Bond Index, underperformed the broader national municipal market, as measured by the Lehman Municipal Bond Index,

       for the six-month reporting period, returning 4.36% and 4.53%, respectively.

¢  New York insured AAA municipal bond yields declined across all maturities during the reporting period. For example, 5-, 10-, and 30-year General Obligation yields declined by 27, 48 and 63 basis points, respectively. Note that when bond yields decline, bond prices rise, and vice versa.

¢  Tobacco securitization sector holdings were beneficial to performance during the reporting period as yields on tobacco municipals continued to decline on further positive legal rulings.

¢  Exposure to non-callable zero coupon municipals proved positive for performance.

¢  Interest rate hedging strategies that benefit Fund performance when longer-term Treasuries lag longer-term municipals hindered performance as longer-term Treasuries outperformed longer-term municipals during the reporting period.

Total Return(1):	Market Price	Net Asset Value (“NAV”)
Six Months	14.32%	6.44%
1 Year	7.78%	11.89%
Commencement of Operations (6/28/02) to 11/30/06	7.71%	7.98%

Common Share Market Price/NAV Performance: Commencement of Operations (6/28/02) to 11/30/06	Market Price/NAV:
	Market Price	$15.74
	NAV	$15.19
	Premium to NAV	3.62%
	Market Price Yield(2)	5.05%
	Moody’s Ratings (as a % of total investments)

(1) Past performance is no guarantee of future results. Total return is calculated by subtracting the value of an investment in the Fund at the beginning of each specified period from the value at the end of the period and dividing the remainder by the value of the investment at the beginning of the period and expressing the result as a percentage. The calculation assumes that all income dividends have been reinvested at prices obtained under the Fund’s dividend reinvestment plan. Total return does not reflect broker commissions or sales charges. Total return for a period more than one year represents the average annual total return.

An investment in the Fund involves risk, including the loss of principal. Investment return, price, yield and net asset value will fluctuate with changes in market conditions. This data is provided for information only and is not intended for trading purposes. A portion of the income generated by the Fund may be subject to federal, state and local taxes, and may at times be subject to the alternative minimum tax. Closed-end funds, unlike open-end funds, are not continuously offered. There is a one-time public offering and once issued, shares of closed-end funds are sold in the open market through a stock exchange. Net asset value is total assets applicable to common shareholders less total liabilities divided by the number of common shares outstanding. Holdings are subject to change daily.

(2) Market Price Yield is determined by dividing the annualized current monthly per share dividend payable to common shareholders by the market price per common share at November 30, 2006.

4 PIMCO Municipal Income Funds II Semi-Annual Report | 11.30.06

PIMCO Municipal Income Fund II Schedule of Investments
November 30, 2006 (unaudited)
Principal
Amount		Credit Rating
(000)		(Moody’s/S&P)	Value
MUNICIPAL BONDS & NOTES—94.8%
	Alabama—4.0%
$10,000	Birmingham Baptist Medical Centers Special Care Facs.
	Financing Auth. Rev., 5.00%, 11/15/30, Ser. A	Baa1/NR	$10,379,500
	Birmingham Waterworks & Sewer Board Rev., Ser. B (MBIA),
1,145	5.00%, 1/1/27	Aaa/AAA	1,208,044
10,000	5.00%, 1/1/37	Aaa/AAA	10,479,200
18,000	5.25%, 1/1/33, (Pre-refunded @ $100, 1/1/13) (g)	NR/NR	19,372,680
1,750	Huntsville Health Care Auth. Rev., 5.75%, 6/1/32, Ser. B	A2/NR	1,905,540
16,580	Jefferson Cnty. Sewer Rev., 4.75%, 2/1/38, Ser. B,
	(Pre-refunded @ $100, 8/1/12) (FGIC) (a)	Aaa/AAA	17,608,126
			60,953,090
	Alaska—0.2%
3,550	State Housing Finance Corp. Rev., 5.25%, 6/1/32, Ser. C (MBIA)	Aaa/AAA	3,651,601

	Arizona—2.5%
1,300	Health Facs. Auth. Hospital System Rev., 5.75%, 12/1/32	NR/BBB	1,395,849
33,000	Salt River Project Agricultural Improvement & Power Dist. Rev.,
	5.00%, 1/1/37, Ser. A (g)	Aa1/AA	35,541,330
			36,937,179
	Arkansas—0.1%
13,000	Arkansas Dev. Finance Auth. Rev., zero coupon, 7/1/46 (AMBAC)	Aaa/AAA	2,162,030

	California—2.2%
9,610	Alameda Corridor Transportation Auth. Rev.,
	zero coupon, 10/1/16, Ser. A (AMBAC)	Aaa/AAA	6,563,342
	Golden State Tobacco Securitization Corp.,
	Tobacco Settlement Rev., Ser. 2003-A-1,
3,300	6.25%, 6/1/33	Baa3/BBB	3,714,645
9,000	6.75%, 6/1/39	Baa3/BBB	10,385,550
1,000	Rancho Cucamonga Community Facs. Dist., Special Tax,
	6.30%, 9/1/23, Ser. A	NR/NR	1,067,740
4,000	Southern California Public Power Auth., Transmission Project Rev.,
	zero coupon, 7/1/13	Aa3/A+	3,113,240
	Univ. of California Rev.,
4,430	4.75%, 5/15/37, Ser. C (MBIA)	Aaa/AAA	4,607,244
2,900	4.75%, 5/15/38, Ser. B	Aa3/AA-	2,986,043
			32,437,804
	Colorado—5.2%
30,000	Dawson Ridge Dist. No. 1, GO, zero coupon, 10/1/22, Ser. A	Aaa/NR	15,566,100
5,000	Denver City & Cnty., CP, 5.50%, 12/1/25, Ser. B,
	(Pre-refunded @ $101, 12/1/10) (AMBAC) (a)	Aaa/AAA	5,410,850
	E-470 Public Highway Auth. Rev., Ser. B (MBIA),
20,000	zero coupon, 9/1/35	Aaa/AAA	5,098,800
15,000	zero coupon, 9/1/37	Aaa/AAA	3,450,000
	Health Facs. Auth. Rev.,
25,000	Catholic Health Initiatives, 5.50%, 3/1/32	Aa2/AA	26,694,000
18,305	Exempla, Inc., 5.625%, 1/1/33, Ser. A	A1/A-	19,486,405
6,500	Retirement Facs. Rev., Liberty Height, zero coupon, 7/15/22	Aaa/AAA	3,402,295
			79,108,450

11.30.06 | PIMCO Municipal Income Funds II Semi-Annual Report 5

PIMCO Municipal Income Fund II Schedule of Investments
November 30, 2006 (unaudited)
Principal
Amount		Credit Rating
(000)		(Moody’s/S&P)	Value
	District of Columbia—1.2%
$17,500	Washington D.C. Convention Center Auth. Tax Rev.,
	4.75%, 10/1/28 (AMBAC)	Aaa/AAA	$17,696,875

	Florida—4.0%
6,520	Brevard Cnty. Health Facs. Auth. Rev., 5.00%, 4/1/34	A2/A	6,831,395
	Highlands Cnty. Health Facs. Auth. Rev.,
2,830	Adventist, 5.00%, 11/15/31, Ser. C	A2/A+	2,969,321
8,000	Adventist Health System, 6.00%, 11/15/31, Ser. A,
	(Pre-refunded @ $101, 11/15/11) (a)	A2/A+	8,940,960
2,335	Hillsborough Cnty. Industrial Dev. Auth., Pollution Control Rev.,
	Tampa Electric Co. Project, 5.50%, 10/1/23	Baa2/BBB-	2,479,046
635	Hillsborough Cnty. Industrial Dev. Auth. Rev., Health Fac. Project,
	5.625%, 8/15/23	Baa2/BBB	664,617
7,135	Jacksonville Health Facs. Auth. Rev., 5.25%, 11/15/32, Ser. A	Aa2/AA	7,615,970
11,500	Lakeland Hospital System Rev., Regional Health System,
	5.50%, 11/15/32, (Pre-refunded @ $101, 11/15/12) (a)	A2/NR	12,765,690
3,000	Leesburg Hospital Rev., Lessburg Regional Medical
	Center Project, 5.50%, 7/1/32	Baa1/BBB+	3,156,870
	Orange Cnty. Health Facs. Auth. Rev., Adventist Health System,
2,550	5.625%, 11/15/32	A2/A+	2,797,325
5,000	6.25%, 11/15/24	A2/A+	5,623,550
5,000	Sumter Landing Community Dev. Dist. Rev., 4.75%,
	10/1/35, Ser. A (MBIA) (g)	NR/AAA	5,182,050
1,500	Winter Springs Water & Sewer Rev., zero coupon,
	10/1/29 (FGIC)	Aaa/AAA	564,285
			59,591,079
	Georgia—0.7%
4,000	Atlanta Water & Wastewater Rev., 5.00%, 11/1/39,
	Ser. A (MBIA)	Aaa/AAA	4,194,560
1,500	Grantor Trust Gov’t, CP, 4.75%, 6/1/28, Ser. A (MBIA)	Aaa/AAA	1,627,140
9,600	Richmond Cnty. Dev. Auth. Rev., zero coupon, 12/1/21	Aaa/NR	5,217,216
			11,038,916
	Hawaii—1.3%
19,170	Honolulu City & Cnty. Wastewater System Rev.,
	First Board Resolution, 4.75%, 7/1/28 (FGIC)	Aaa/NR	19,669,378

	Illinois—19.9%
	Central Lake Cnty. Water Agcy. Rev., Ser. A (AMBAC),
3,610	5.125%, 5/1/28	Aaa/NR	3,845,047
8,150	5.125%, 5/1/32	Aaa/NR	8,649,758
5,050	Chicago, GO, 5.125%, 1/1/29, Ser. A (FGIC)	Aaa/AAA	5,227,659
	Chicago, Lake Shore East, Special Assessment,
3,162	6.625%, 12/1/22	NR/NR	3,448,066
6,700	6.75%, 12/1/32	NR/NR	7,316,199
	Chicago Board of Education School Reform, GO (FGIC),
15,535	zero coupon, 12/1/16, Ser. A	Aaa/AAA	10,479,756
5,000	zero coupon, 12/1/28, Ser. A	Aaa/AAA	1,957,750
4,500	zero coupon, 12/1/31	Aaa/AAA	1,527,795

6 PIMCO Municipal Income Funds II Semi-Annual Report | 11.30.06

PIMCO Municipal Income Fund II Schedule of Investments
November 30, 2006 (unaudited)
Principal
Amount		Credit Rating
(000)		(Moody’s/S&P)	Value
	Illinois—(continued)
	Chicago City Colleges, GO (FGIC),
$32,670	zero coupon, 1/1/37	Aaa/AAA	$8,851,283
29,145	zero coupon, 1/1/38	Aaa/AAA	7,537,771
32,670	zero coupon, 1/1/39	Aaa/AAA	8,089,746
7,000	Chicago Midway Airport Rev., 5.00%, 1/1/31, Ser. B (MBIA)	Aaa/AAA	7,199,360
5,000	Cicero, GO, 5.25%, 12/1/31 (MBIA)	Aaa/AAA	5,399,850
10,000	City of Springfield Rev., 5.00%, 3/1/35 (MBIA)	Aaa/AAA	10,709,600
	Dev. Finance Auth. Retirement Housing Rev., Regency Park,
10,000	zero coupon, 7/15/23	NR/AAA	4,956,800
134,650	zero coupon, 7/15/25	NR/AAA	60,778,317
	Health Facs. Auth. Rev.,
5,000	Condell Medical Center Rev., 5.50%, 5/15/32	Baa2/NR	5,261,100
20,100	Elmhurst Memorial Healthcare, 5.625%, 1/1/28	A2/NR	21,642,675
	Metropolitan Pier & Exposition Auth. Rev. (MBIA),
60,000	zero coupon, 12/15/30	Aaa/AAA	21,945,600
50,000	zero coupon, 12/15/33	Aaa/AAA	16,002,500
2,460	zero coupon, 6/15/38	Aaa/AAA	643,290
4,500	Schaumburg, GO, 5.00%, 12/1/41, Ser. B (FGIC)	Aaa/AAA	4,751,550
10,000	State, GO, 5.00%, 3/1/34, Ser. A	Aa3/AA	10,583,900
68,470	State Sports Facs. Auth. Rev., zero coupon, 6/15/30 (AMBAC)	Aaa/AAA	64,292,645
			301,098,017
	Indiana—0.5%
	Brownsburg 1999 School Building Corp. Rev., Ser. A,
	(Pre-refunded @ $100, 9/15/13) (FSA) (a),
1,000	5.00%, 9/15/25	Aaa/AAA	1,087,240
2,000	5.25%, 3/15/25	Aaa/AAA	2,204,380
4,125	Fort Wayne Pollution Control Rev., 6.20%, 10/15/25	Caa1/B-	4,240,335
500	State Bank Rev., Hendricks, 5.25%, 4/1/30, Ser. D (AMBAC)	Aaa/AAA	532,625
			8,064,580
	Iowa—3.8%
2,300	Higher Education Loan Auth. Rev., Grandview College,
	5.10%, 10/1/36	NR/NR	2,371,645
46,000	Tobacco Settlement Auth. of Iowa Rev., zero coupon,
	6/1/34, Ser. B	Baa3/BBB	45,321,500
8,850	Tobacco Settlement Auth. Rev., 5.60%, 6/1/35, Ser. B,
	(Pre-refunded @ $101, 6/1/11) (a)	Baa3/AAA	9,626,145
			57,319,290
	Kansas—0.2%
2,800	Univ. of Kansas, Hospital Auth. Health Facs. Rev.,
	5.625%, 9/1/32, (Pre-refunded @ $100, 9/1/12) (a)	NR/A	3,022,124

	Kentucky—0.3%
2,500	Economic Dev. Finance Auth. Hospital Facs. Rev.,
	Catholic Healthcare Partners, 5.25%, 10/1/30	Aa3/AA-	2,643,450
1,945	St. Luke’s Hospital, 6.00%, 10/1/19	A3/A	2,194,368
			4,837,818

11.30.06 | PIMCO Municipal Income Funds II Semi-Annual Report 7

PIMCO Municipal Income Fund II Schedule of Investments
November 30, 2006 (unaudited)
Principal
Amount		Credit Rating
(000)		(Moody’s/S&P)	Value
	Louisiana—4.6%
$20,400	Public Facs. Auth. Rev., Ochsner Clinic Foundation,
	5.50%, 5/15/32, Ser. B	A3/NR	$21,707,640
	Tobacco Settlement Financing Corp. Rev.,
8,000	5.875%, 5/15/39, Ser. 2001-B (g)	Baa3/BBB	8,611,120
36,395	5.875%, 5/15/39, Ser. 2001-B	Baa3/BBB	39,175,214
			69,493,974
	Maryland—0.1%
1,000	State Health & Higher Educational Facs. Auth. Rev.,
	Adventist Healthcare, 5.75%, 1/1/25, Ser. A	Baa2/NR	1,077,230

	Massachusetts—3.7%
14,500	Bay Transportation Auth., Special Assessment,
	4.75%, 7/1/34, Ser. A (g)	NR/NR	15,047,520
1,300	Bay Transportation Auth. Rev., General Transportation System,
	4.75%, 3/1/21, Ser. A (MBIA)	Aaa/AAA	1,329,692
	State College Building Auth. Project Rev., Ser. B (XLCA),
5,560	5.50%, 5/1/28	Aaa/AAA	6,778,863
7,645	5.50%, 5/1/33	Aaa/AAA	9,460,917
5,000	5.50%, 5/1/39	Aaa/AAA	6,301,700
4,295	State Turnpike Auth. Rev., 4.75%, 1/1/34, Ser. A (AMBAC)	Aaa/AAA	4,359,812
12,050	State Water Res. Auth. Rev., 4.75%, 8/1/37, Ser. A (FSA)	Aaa/AAA	12,148,569
			55,427,073
	Michigan—2.4%
	Detroit City School Dist., GO, Ser. A (a),
8,500	5.00%, 5/1/32, (Pre-refunded @ $100, 5/1/13) (FGIC)	Aaa/AAA	9,205,415
1,750	5.125%, 5/1/31, (Pre-refunded @ $100, 5/1/12) (FSA)	Aaa/AAA	1,881,758
2,500	Detroit Water Supply System Rev., 5.00%, 7/1/30, Ser. A (FGIC)	Aaa/AAA	2,613,000
	State Hospital Finance Auth. Rev.,
5,000	Ascension Health, 5.25%, 11/15/26, Ser. B	Aa2/AA	5,326,150
	Oakwood Group, Ser. A,
13,500	5.75%, 4/1/32	A2/A	14,526,270
1,925	6.00%, 4/1/22	A2/A	2,115,517
			35,668,110
	Minnesota—0.0%
280	City of Minneapolis, Tax Allocation, Grant Park Project,
	5.35%, 2/1/30	NR/NR	284,855

	Mississippi—0.3%
3,605	Business Finance Corp., Pollution Control Rev., 5.875%, 4/1/22	Ba1/BBB-	3,617,401
1,000	Dev. Bank Special Obligation, Projects & Equipment
	Acquisitions Rev., 5.00%, 7/1/24 (AMBAC)	Aaa/AAA	1,056,500
			4,673,901
	Missouri—0.2%
905	Hanley Road & North of Folk Ave. Transportation Dist. Rev.,
	5.00%, 10/1/25	NR/NR	916,792
1,500	St. Louis Parking Facs. Rev., Downtown Parking Fac.,
	6.00%, 2/1/28	NR/NR	1,568,010
			2,484,802

8 PIMCO Municipal Income Funds II Semi-Annual Report | 11.30.06

PIMCO Municipal Income Fund II Schedule of Investments
November 30, 2006 (unaudited)
Principal
Amount		Credit Rating
(000)		(Moody’s/S&P)	Value
	Nevada—1.7%
	Clark Cnty., GO (FGIC),
$ 1,450	5.00%, 6/1/31	Aaa/AAA	$1,510,856
1,950	5.00%, 6/1/31, (Pre-refunded @ $100, 6/1/11) (a)	Aaa/AAA	2,068,852
	Reno Transportation Project Rev., (Pre-refunded @ $100,
	6/1/12) (AMBAC) (a),
3,960	5.125%, 6/1/27	Aaa/AAA	4,272,642
2,000	5.125%, 6/1/32	Aaa/AAA	2,157,900
3,500	5.125%, 6/1/37	Aaa/AAA	3,776,325
7,570	5.25%, 6/1/41	Aaa/AAA	8,214,510
3,290	Truckee Meadows Water Auth. Rev., 5.125%, 7/1/30,
	Ser. A (FSA)	Aaa/AAA	3,468,450
			25,469,535
	New Hampshire—0.2%
	Health & Education Facs. Auth. Rev., Catholic Medical Center,
360	6.125%, 7/1/32	Baa1/BBB+	398,088
2,640	6.125%, 7/1/32, (Pre-refunded @ $101, 6/1/12) (a)	Baa1/BBB+	2,991,120
			3,389,208
	New Jersey—2.4%
	Camden Cnty. Improvement Auth. Rev., Cooper Health System,
	(Pre-refunded @ $102, 2/15/07) (a),
20	5.875%, 2/15/15	Baa3/BBB	20,483
40	6.00%, 2/15/27	Baa3/BBB	40,976
	Economic Dev. Auth., Kapkowski Landfill Project,
4,000	5.75%, 10/1/21	Baa3/NR	4,497,360
11,405	5.75%, 4/1/31	Baa3/NR	12,786,944
	Economic Dev. Auth. Rev.,
	Arbor Glen,
525	6.00%, 5/15/28	NR/NR	544,404
225	6.00%, 5/15/28, Ser. A, (Pre-refunded @ $102, 5/15/09) (a)	NR/NR	241,702
250	Seashore Gardens, 5.375%, 11/1/36	NR/NR	252,545
3,500	State Educational Facs. Auth. Rev., 6.00%, 7/1/25, Ser. D	NR/NR	3,850,000
	Tobacco Settlement Financing Corp. Rev.,
1,285	6.00%, 6/1/37	Baa3/BBB	1,405,225
3,095	6.125%, 6/1/42	Baa3/BBB	3,403,448
6,150	6.25%, 6/1/43	Baa3/BBB	6,904,113
2,500	6.75%, 6/1/39	Baa3/BBB	2,877,175
			36,824,375
	New Mexico—0.3%
5,000	Farmington Pollution Control Rev., 5.80%, 4/1/22	Baa2/BBB	5,049,550

	New York—3.8%
1,200	Erie Cnty. Industrial Dev. Agcy., Orchard Park Rev.,
	6.00%, 11/15/36	NR/NR	1,283,388
10,000	Liberty Dev. Corp. Rev., 5.25%, 10/1/35 (g)	Aa3/AA-	11,952,600
4,750	New York City Municipal Water Finance Auth.,
	Water & Sewer System Rev., 5.00%, 6/15/37, Ser. D (g)	Aa2/AA+	5,076,135
	Metropolitan Transportation Auth. Rev.,
10,600	5.00%, 11/15/30, Ser. A (FSA)	Aaa/AAA	11,213,104
10,000	5.25%, 11/15/32, Ser. B	A2/A	10,807,800

11.30.06 | PIMCO Municipal Income Funds II Semi-Annual Report 9

PIMCO Municipal Income Fund II Schedule of Investments
November 30, 2006 (unaudited)
Principal
Amount		Credit Rating
(000)		(Moody’s/S&P)	Value
	New York—(continued)
$ 7,000	New York City Municipal Water Finance Auth.,
	Water & Sewer System Rev., 5.00%, 6/15/39, Ser. A	Aa2/AA+	$7,423,010
6,700	State Dormitory Auth. Rev., Sloan-Kettering Center Memorial,
	5.00%, 7/1/34, Ser. 1	Aa2/AA	7,048,065
2,000	State Environmental Facs. Corp. Rev., 5.00%, 6/15/28	Aaa/AAA	2,132,820
			56,936,922
	North Carolina—0.0%
550	North Carolina Medical Care Commission Rev.,
	Salemtowne, 5.10%, 10/1/30	NR/NR	560,131

	Ohio—0.5%
7,500	Lorain Cnty. Hospital Rev., Catholic Healthcare,
	5.375%, 10/1/30	Aa3/AA-	7,958,475

	Oklahoma—0.5%
6,500	Tulsa Cnty. Industrial Auth. Rev., Legacy Apartments,
	4.90%, 11/20/46 (FHA-GNMA)	Aaa/NR	6,811,740

	Pennsylvania—2.3%
	Allegheny Cnty. Hospital Dev. Auth. Rev., Ser. B,
530	9.25%, 11/15/15	Ba3/B+	633,430
1,000	9.25%, 11/15/22	Ba3/B+	1,195,150
5,700	9.25%, 11/15/30	Ba3/B+	6,814,635
4,500	Cumberland Cnty. Auth. Retirement Community Rev.,
	Wesley Affiliated Services, 7.25%, 1/1/35, Ser. A,
	(Pre-refunded @ $101, 1/1/13) (a)	NR/NR	5,413,860
	Montgomery Cnty. Higher Education & Health Auth. Hospital Rev.,
	Abington Memorial Hospital, Ser. A,
5,000	5.125%, 6/1/27	NR/A	5,269,000
3,750	5.125%, 6/1/32	NR/A	3,936,525
3,000	Philadelphia, GO, 5.25%, 9/15/25 (FSA)	Aaa/AAA	3,171,300
5,000	Philadelphia Auth. Industrial Dev. Lease Rev.,
	5.25%, 10/1/30, Ser. B (FSA)	Aaa/AAA	5,310,400
500	Pittsburgh & Allegheny Cnty. Public Auditorium Auth. Rev.,
	5.00%, 2/1/29 (AMBAC)	Aaa/AAA	516,305
2,500	Radnor Township School Dist., GO, 5.00%, 2/15/35, Ser. B,
	(Partially pre-refunded @ $100, 8/15/15) (FSA) (a)	Aaa/NR	2,689,525
			34,950,130
	Puerto Rico—0.3%
4,200	Electric Power Auth., Power Rev., 5.125%, 7/1/29, Ser. NN	A3/BBB+	4,470,564

	Rhode Island—4.4%
62,000	Tobacco Settlement Financing Corp. Rev., 6.25%,
	6/1/42, Ser. A	Baa3/BBB	66,169,500

	South Carolina—5.3%
27,745	Greenville Cnty. School Dist. Rev., Building Equity Sooner
	Tomorrow, 5.50%, 12/1/28, (Pre-refunded @ $101,
	12/1/12) (a)	Aaa/AA-	30,817,759
18,120	Jobs Economic Dev. Auth. Rev., Bon Secours Health System,
	5.625%, 11/15/30	A3/A-	19,406,339

10 PIMCO Municipal Income Funds II Semi-Annual Report | 11.30.06

PIMCO Municipal Income Fund II Schedule of Investments
November 30, 2006 (unaudited)
Principal
Amount		Credit Rating
(000)		(Moody’s/S&P)	Value
	South Carolina—(continued)
	Lexington Cnty., Health Services Dist. Hospital Rev.,
$15,000	5.50%, 11/1/32	A2/A	$16,232,550
3,500	5.50%, 5/1/37	A2/A	3,793,825
5,000	5.75%, 11/1/28	A2/A	5,513,700
3,250	Tobacco Settlement Rev. Management Auth. Rev.,
	6.375%, 5/15/28, Ser. B	Baa3/BBB	3,500,510
1,180	Transportation Infrastructure Rev., 5.00%, 10/1/29, Ser. A,
	(Pre-refunded @ $100, 10/1/11) (AMBAC) (a)	Aaa/NR	1,256,782
			80,521,465
	Tennessee—0.3%
3,750	Knox Cnty. Health Educational & Housing Facs.,
	Board Hospital Facs. Rev., 5.25%, 10/1/30	Aa3/AA-	3,973,125

	Texas—10.8%
	Arlington Independent School Dist., GO (PSF-GTD),
10	5.00%, 2/15/24	Aaa/AAA	10,254
990	5.00%, 2/15/24, (Pre-refunded @ $100, 2/15/09) (a)	Aaa/AAA	1,021,264
4,480	Aubrey Independent School Dist., GO,
	5.50%, 2/15/33 (PSF-GTD)	Aaa/NR	5,005,907
6,500	Brazos Cnty. Health Facs. Dev. Corp., Franciscan Services
	Corp. Rev., 5.375%, 1/1/32	NR/A-	6,927,115
2,700	Comal Cnty. Health Facs. Dev., McKenna Memorial Hospital
	Project Rev., 6.25%, 2/1/32	Baa3/BBB-	2,945,646
5,000	Dallas Area Rapid Transit Rev., 5.00%, 12/1/31 (AMBAC)	Aaa/AAA	5,221,800
20,000	Frisco Independent School Dist., GO, zero coupon,
	8/15/34 (PSF-GTD)	Aaa/NR	5,911,200
	Harris Cnty.,
19,750	GO, 5.125%, 8/15/31, (Pre-refunded @ $100, 8/15/12) (a)	Aa1/AA+	21,308,275
5,250	Health Facs. Dev. Corp. Rev., St. Luke’s Episcopal Hospital,	NR/AAA	5,655,982
	5.375%, 2/15/26, Ser. A, (Pre-refunded @ $100, 8/15/11) (a)
25,000	Senior Lien Toll Road Rev., 5.00%, 8/15/30 (FSA)	Aaa/AAA	26,286,500
7,500	Keller Independent School Dist., GO, 4.875%,
	8/15/31 (PSF-GTD)	Aaa/AAA	7,644,525
3,170	Little Elm Independent School Dist., GO, 5.30%, 8/15/29,
	Ser. A (PSF-GTD)	NR/AAA	3,431,018
6,250	North Dallas Thruway Auth. Rev., 4.75%, 1/1/29 (FGIC)	Aaa/AAA	6,334,688
5,000	Quinlan Independent School Dist., GO, 5.10%,
	2/15/32 (PSF-GTD)	Aaa/NR	5,250,600
2,000	Sabine River Auth. Rev., 5.20%, 5/1/28	Baa2/BBB-	2,101,700
	State, GO,
10,025	4.75%, 4/1/35, Ser. A (g)	Aa1/AA	10,451,263
17,500	4.75%, 4/1/36	Aa1/AA	18,262,650
	State Turnpike Auth. Central Turnpike System Rev., Ser. A (AMBAC),
10,000	zero coupon, 8/15/19	Aaa/AAA	5,973,800
8,880	5.00%, 8/15/42	Aaa/AAA	9,281,731

11.30.06 | PIMCO Municipal Income Funds II Semi-Annual Report 11

PIMCO Municipal Income Fund II Schedule of Investments
November 30, 2006 (unaudited)
Principal
Amount		Credit Rating
(000)		(Moody’s/S&P)	Value
	Texas—(continued)
	State Water Financial Assistance, GO,
$ 3,250	5.00%, 8/1/36	Aa1/AA	$3,411,200
1,650	5.25%, 8/1/35	Aa1/AA	1,757,646
8,000	Wichita Falls Water & Sewer Rev., 5.00%, 8/1/27 (AMBAC)	Aaa/AAA	8,360,560
			162,555,324
	Utah—3.1%
44,150	Utah Transit Auth. Rev., 4.75%, 6/15/35, Ser. B (FSA) (g)	NR/NR	46,093,483

	Virginia—0.5%
	Fredericksburg Industrial Dev. Auth., Medicorp Health System
	Rev., Ser. B,
2,500	5.125%, 6/15/33	A3/NR	2,598,000
4,000	5.25%, 6/15/27	A3/NR	4,187,160
			6,785,160
	Washington—0.3%
5,000	Tacoma Sewer Rev., 5.00%, 12/1/31, Ser. A (FGIC)	Aaa/AAA	5,224,100

	Wisconsin—0.7%
	Badger Tobacco Asset Securitization Corp.,
1,125	6.00%, 6/1/17	Baa3/BBB	1,210,219
8,170	6.125%, 6/1/27	Baa3/BBB	8,760,119
	State Health & Educational Facs. Auth. Rev.,
	Froedert & Community Health Oblig.,
90	5.375%, 10/1/30	NR/AA-	95,628
910	5.375%, 10/1/30, (Pre-refunded @ $101, 10/1/11) (a)	NR/AA-	985,593
			11,051,559

	Total Municipal Bonds & Notes (cost—$1,283,260,482)		1,431,492,522

VARIABLE RATE NOTES (d)—4.8%
	Alabama—0.5%
4,450	Jefferson Cnty. Sewer Rev., 11.23%, 2/1/36, Ser. 352 (FGIC) (b)	Aaa/NR	5,450,805
1,400	Montgomery Special Care Facs., Financing Auth. Rev.,
	10.04%, 11/15/29, Ser. 435 (MBIA) (b)	Aaa/NR	1,604,960
			7,055,765
	Colorado—0.2%
2,250	Denver City & Cnty. Airport Rev., 10.04%, 11/15/25,
	Ser. 425 (FSA) (b)	Aaa/NR	2,630,812

	Florida—0.4%
1,782	Orange Cnty. School Board, CP, 10.04%, 8/1/24,
	Ser. 328 (MBIA) (b)	Aaa/NR	2,201,305
3,241	State Governmental Utilities Auth. Rev., 10.04%, 10/1/29,
	Ser. 327 (AMBAC) (b)	Aaa/NR	3,906,053
			6,107,358

12 PIMCO Municipal Income Funds II Semi-Annual Report | 11.30.06

PIMCO Municipal Income Fund II Schedule of Investments
November 30, 2006 (unaudited)
Principal
Amount		Credit Rating
(000)		(Moody’s/S&P)	Value
	Illinois—0.6%
	Chicago, GO (b),
$ 1,780	10.67%, 1/1/28, Ser. 332 (MBIA)	Aaa/NR	$2,160,920
2,200	12.54%, 1/1/40, Ser. 426 (FGIC)	Aaa/NR	2,922,590
1,288	Cook Cnty., GO, 10.04%, 11/15/28, Ser. 403 (FGIC) (b)	Aaa/NR	1,586,365
2,000	State, GO, 11.29%, 4/1/27, Ser. 783 (FSA) (b)	Aaa/NR	2,702,200
			9,372,075
	Massachusetts—1.5%
1,400	Boston Water & Sewer Community Rev., 10.08%, 11/1/28,
	Ser. 434 (FGIC) (b)	Aaa/NR	1,616,580
2,200	State, GO, 11.34%, 11/1/30, Ser. 785 (FGIC-TCRS) (b)	Aaa/NR	3,169,650
	State Turnpike Auth. Rev. (b),
7,366	10.08%, 1/1/37, Ser. 334 (MBIA)	Aaa/NR	8,105,178
3,000	10.08%, 1/1/37, Ser. 489 (MBIA)	NR/AAA	3,301,050
5,668	10.08%, 1/1/39, Ser. 335 (AMBAC)	Aaa/NR	6,517,115
			22,709,573
	Nevada—0.2%
2,200	State, GO, 10.04%, 5/15/28, Ser. 344 (FGIC) (b)	Aaa/NR	2,384,250

	Ohio—0.1%
1,580	Hamilton Cnty. Sales Tax Rev., 10.04%, 12/1/27,
	Ser. 356 (MBIA) (b)	Aaa/NR	1,780,186

	Pennsylvania—0.5%
3,050	Philadelphia Auth. Industrial Dev. Rev., Doubletree,
	6.50%, 10/1/27, (Pre-refunded @ $102, 2/1/07) (a)	NR/NR	3,124,054
	Philadelphia School Dist., GO (MBIA) (b),
1,670	8.79%, 4/1/27, Ser. 345	Aaa/NR	1,814,539
2,677	8.79%, 4/1/27, Ser. 496	NR/AAA	2,908,694
			7,847,287
	Texas—0.7%
2,460	Denton Utility System Rev., 10.67%, 12/1/29,
	Ser. 428 (MBIA) (b)	Aaa/NR	2,762,211
1,100	Houston Airport System Rev., 10.04%, 7/1/25, Ser. 404 (FGIC) (b)	Aaa/NR	1,198,835
	Houston Water & Sewer System Rev. (b),
2,200	10.04%, 12/1/28, Ser. 427 (FSA)	Aaa/NR	2,667,500
3,070	11.29%, 12/1/30, Ser. 495 (FGIC)	NR/AAA	4,026,612
			10,655,158
	Washington—0.1%
1,820	Central Puget Sound Regional Transit Auth. Sales Tax & Motor
	Rev., 8.80%, 2/1/28, Ser. 360 (FGIC) (b)	Aaa/NR	2,033,213

	Total Variable Rate Notes (cost—$56,572,705)		72,575,677

11.30.06 | PIMCO Municipal Income Funds II Semi-Annual Report 13

PIMCO Municipal Income Fund II Schedule of Investments
November 30, 2006 (unaudited)
Principal
Amount
(000)		Value
U.S. TREASURY BILLS (e)—0.4%
$6,040	4.71%-4.98%, 12/14/06 (cost—$6,029,541)	$6,029,541

	Total Investments before options written (cost—$1,345,862,728)—100.0%	1,510,097,740

OPTIONS WRITTEN (f)—(0.0)%
Contracts
	Call Options—(0.0)%
	U.S. Treasury Notes 10 yr. Futures, Chicago Board of Trade,
590	strike price $110, expires 2/23/07 (premiums received—$246,989)	(322,656)

	Total Investments net of options written (cost—$1,345,615,739)—100.0%	$1,509,775,084

14 PIMCO Municipal Income Funds II Semi-Annual Report | 11.30.06 | See accompanying notes to Financial Statements

PIMCO California Municipal Income Fund II Schedule of Investments
November 30, 2006 (unaudited)
Principal
Amount		Credit Rating
(000)		(Moody’s/S&P)	Value
CALIFORNIA MUNICIPAL BONDS & NOTES—96.3%
$ 2,000	ABC Unified School Dist., GO, zero coupon, 8/1/23, Ser. B (FGIC)	Aaa/AAA	$986,280
1,000	Alpine Union School Dist., GO, zero coupon, 8/1/24, Ser. B (FSA)	Aaa/AAA	491,820
8,115	Anaheim City School Dist., GO, 5.00%, 8/1/26,
	(Pre-refunded @ $101, 8/1/11) (FGIC)(a)	Aaa/AAA	8,731,415
	Assoc. of Bay Area Gov’ts Finance Auth. Rev., Odd Fellows Home,
5,300	5.20%, 11/15/22	NR/A+	5,616,145
26,000	5.35%, 11/15/32	NR/A+	27,712,620
23,000	Bakersfield, CP, zero coupon, 4/15/21	NR/AAA	12,626,080
2,000	Bay Area Gov’t. Assoc. Lease Rev., 5.00%, 7/1/32,
	Ser. 2002-1 (AMBAC)	Aaa/AAA	2,110,880
1,945	Bay Area Gov’t. Assoc., Windmere Ranch Dist. 99-1,
	Special Assessment, 6.30%, 9/2/25	NR/NR	2,097,449
1,085	Capistrano Unified School Dist., Community Fac. Dist.,
	Special Tax, 5.70%, 9/1/20, (Pre-refunded @ $102, 9/1/09) (a)	NR/NR	1,166,787
1,090	Cathedral City Cove Improvements Dist. 04-02,
	Special Assessment, 5.00%, 9/2/30	NR/NR	1,115,789
2,300	Ceres Unified School Dist., GO, zero coupon, 8/1/27 (FGIC)	Aaa/AAA	747,247
	Chula Vista Community Facs. Dist., Special Tax,
3,000	5.125%, 9/1/36	NR/NR	3,086,670
1,825	6.15%, 9/1/26	NR/NR	1,958,115
4,380	6.20%, 9/1/33	NR/NR	4,698,995
	Chula Vista, Special Tax, (Pre-refunded @ $102, 9/1/10) (a),
1,160	6.05%, 9/1/25	NR/NR	1,282,693
2,500	6.10%, 9/1/32	NR/NR	2,768,775
	Clovis Unified School Dist., GO, Ser. B (FGIC),
2,000	zero coupon, 8/1/23	Aaa/AAA	986,280
3,535	zero coupon, 8/1/25	Aaa/AAA	1,589,689
2,500	zero coupon, 8/1/27	Aaa/AAA	1,025,700
1,410	Community College Financing Auth. Lease Rev.,
	5.00%, 8/1/27, Ser. A (AMBAC)	Aaa/AAA	1,496,348
	Corona-Norco Unified School Dist., Public Financing Auth.,
	Special Tax, Ser. A,
1,110	5.10%, 9/1/25 (AMBAC)	Aaa/AAA	1,167,920
210	5.55%, 9/1/15	NR/NR	215,158
305	5.65%, 9/1/16	NR/NR	312,924
160	5.75%, 9/1/17	NR/NR	164,624
530	6.00%, 9/1/20	NR/NR	547,045
1,000	6.00%, 9/1/25	NR/NR	1,032,660
4,150	6.10%, 9/1/32	NR/NR	4,299,566
10,000	Coronado Community Dev. Agcy., Tax Allocation,
	4.875%, 9/1/35 (AMBAC)(g)	NR/NR	10,142,700
2,800	Cotati Redev. Agcy., Tax Allocation, 5.00%, 9/1/31,
	Ser. A (MBIA)	Aaa/AAA	2,909,816
3,000	Dinuba Financing Auth. Lease Rev., 5.10%, 8/1/32 (MBIA)	Aaa/AAA	3,187,140
	Educational Facs. Auth. Rev.,
3,475	Loyola Marymount Univ., zero coupon, 10/1/34 (MBIA)	Aaa/NR	1,043,786
2,000	Woodbury Univ., 5.00%, 1/1/36	Baa3/BBB-	2,072,480

11.30.06 | PIMCO Municipal Income Funds II Semi-Annual Report 15

PIMCO California Municipal Income Fund II Schedule of Investments
November 30, 2006 (unaudited)
Principal
Amount		Credit Rating
(000)		(Moody’s/S&P)	Value
$ 4,520	Elk Grove Unified School Dist., Community Facs. Dist. No. 1
	Special Tax, 4.75%, 12/1/33 (MBIA)	Aaa/AAA	$4,718,292
	Empire Union School Dist., Special Tax (AMBAC),
1,560	zero coupon, 10/1/30	Aaa/AAA	548,012
1,265	zero coupon, 10/1/32	Aaa/AAA	404,964
1,000	Escondido Union School Dist., GO, zero coupon, 8/1/27 (FSA)	Aaa/AAA	410,280
2,440	Eureka Union School Dist., GO, zero coupon, 8/1/27 (FSA)	Aaa/AAA	1,001,083
	Foothill Eastern Corridor Agcy. Toll Road Rev.,
7,100	zero coupon, 1/1/25, Ser. A	Aaa/AAA	3,332,101
3,270	zero coupon, 1/1/26, Ser. A	Aaa/AAA	1,468,982
1,500	zero coupon, 1/15/27 (MBIA-IBC)	Aaa/AAA	1,456,020
3,780	zero coupon, 1/1/28, Ser. A	Aaa/AAA	1,548,590
17,860	zero coupon, 1/1/30, Ser. A	Aaa/AAA	6,662,316
400	Franklin-McKinley School Dist., GO, 5.00%, 8/1/27, Ser. B,
	(Pre-refunded @ $100, 8/1/13) (FSA)(a)	Aaa/AAA	436,820
1,440	Fremont Community Facs. Dist. No. 1, Special Tax,
	5.30%, 9/1/30	NR/NR	1,482,293
	Golden State Tobacco Securitization Corp. Rev.,
10,000	5.00%, 6/1/35, Ser. A (FGIC)(g)	Aaa/AAA	10,684,100
45,000	5.00%, 6/1/38, Ser. A (FGIC)(g)	Aaa/AAA	48,011,400
12,485	5.00%, 6/1/45, Ser. A (AMBAC-TCRS)(g)	Aaa/AAA	13,283,665
6,000	5.00%, 6/1/45, Ser. A (FGIC-TCRS)(g)	Aaa/AAA	6,383,820
11,700	6.25%, 6/1/33, Ser. 2003-A-1	Baa3/BBB	13,170,105
36,200	6.75%, 6/1/39, Ser. 2003-A-1	Baa3/BBB	41,772,990
	Health Facs. Finance Auth. Rev.,
2,115	5.375%, 11/1/20 (CA Mtg. Ins.)	NR/A+	2,249,091
4,000	Adventist Health System, 5.00%, 3/1/33	NR/A	4,140,480
565	Catholic Healthcare West, 5.00%, 7/1/28,
	(Partially pre-refunded @ $101, 7/1/08) (a)	A3/A	577,537
	Paradise VY Estates (CA Mtg. Ins.),
5,500	5.125%, 1/1/22	NR/A+	5,827,470
3,875	5.25%, 1/1/26	NR/A+	4,127,262
1,750	Huntington Beach Community Facs. Dist., Special Tax,
	6.30%, 9/1/32	NR/NR	1,805,177
	Industry Urban Dev. Agcy., Tax Allocation (MBIA),
1,045	Transportation Dist. 2, 4.75%, 5/1/21	Aaa/AAA	1,066,558
1,035	Transportation Dist. 3, 4.75%, 5/1/21	Aaa/AAA	1,056,352
200	Infrastructure & Economic Dev. Bank Rev., Bay Area Toll Bridges,
	5.00%, 7/1/36, (Pre-refunded @ $100, 1/1/28) (AMBAC)(a)	Aaa/AAA	230,466
7,000	Irvine Improvement Board Act 1915, Special Assessment,
	5.70%, 9/2/26	NR/NR	7,223,230
1,000	Irvine Unified School Dist., Special Tax, 5.125%, 9/1/36, Ser. A	NR/NR	1,030,460
1,900	Jurupa Unified School Dist., GO, zero coupon, 5/1/27 (FGIC)	Aaa/AAA	779,532
2,450	Kings Canyon JT Unified School Dist., GO, zero coupon,
	8/1/27 (FGIC)	Aaa/AAA	1,005,186
5,300	Livermore-Amador Valley Water Management Agcy. Rev.,
	5.00%, 8/1/31, Ser. A (AMBAC)	Aaa/AAA	5,550,372
5,935	Long Beach Unified School Dist., GO, 5.00%, 8/1/27,
	Ser. C (MBIA)	Aaa/NR	6,175,902

16 PIMCO Municipal Income Funds II Semi-Annual Report | 11.30.06

PIMCO California Municipal Income Fund II Schedule of Investments
November 30, 2006 (unaudited)
Principal
Amount		Credit Rating
(000)		(Moody’s/S&P)	Value
	Los Angeles, CP (MBIA),
$ 9,895	5.00%, 2/1/27	Aaa/AAA	$10,403,108
2,685	5.00%, 10/1/27, Ser. AU	Aaa/AAA	2,831,655
7,200	Los Angeles, Wastewater System Rev., 5.00%, 6/1/30,
	Ser. A (FGIC)	Aaa/AAA	7,580,664
	Los Angeles Dept. of Power & Water Rev., Ser. A (g),
15,000	4.75%, 7/1/30 (FSA)	Aaa/AAA	15,731,550
30,000	5.00%, 7/1/35 (FSA)	Aaa/AAA	32,248,200
16,950	5.125%, 7/1/41 (FGIC-TCRS)	Aaa/AAA	17,768,007
1,000	Manhattan Beach Unified School Dist., GO, zero coupon,
	9/1/25 (FGIC)	Aaa/AAA	448,100
	Manteca Redev. Agcy., Tax Allocation,
10,000	5.00%, 10/1/36 (AMBAC)(g)	NR/NR	10,690,600
7,295	5.00%, 10/1/32 (FSA)	Aaa/AAA	7,760,275
	Manteca Unified School Dist., Special Tax (MBIA),
2,365	zero coupon, 9/1/25	Aaa/AAA	1,050,084
5,330	5.00%, 9/1/29, Ser. C	Aaa/AAA	5,597,779
4,000	Merced Cnty., CP, Juvenile Justice Correctional Fac.,
	5.00%, 6/1/32 (AMBAC)	Aaa/NR	4,187,320
	Modesto Elementary School Dist. Stanislaus Cnty., GO, Ser. A (FGIC),
2,615	zero coupon, 8/1/23	Aaa/AAA	1,279,075
2,705	zero coupon, 8/1/24	Aaa/AAA	1,263,127
2,000	zero coupon, 5/1/27	Aaa/AAA	821,220
2,150	Modesto High School Dist. Stanislaus Cnty., GO, zero coupon,
	8/1/26, Ser. A (FGIC)	Aaa/AAA	922,758
1,000	Modesto Public Financing Auth. Lease Rev.,
	5.00%, 9/1/29 (AMBAC)	Aaa/AAA	1,030,000
2,385	Monrovia Financing Auth. Lease Rev., Hillside Wilderness
	Preserve, 5.125%, 12/1/31 (AMBAC)	Aaa/AAA	2,566,904
	Montebello Unified School Dist., GO,
1,500	zero coupon, 8/1/24 (FGIC)	Aaa/AAA	706,515
1,485	zero coupon, 8/1/24 (FSA)	Aaa/AAA	699,450
2,830	zero coupon, 8/1/25 (FGIC)	Aaa/AAA	1,272,651
2,775	zero coupon, 8/1/27 (FGIC)	Aaa/AAA	1,138,527
4,700	Moreno Valley Unified School Dist. Community Facs. Dist.,
	Special Tax, 5.20%, 9/1/36	NR/NR	4,843,491
2,400	Morgan Hill Unified School Dist., GO, zero coupon, 8/1/23 (FGIC)	Aaa/AAA	1,210,872
1,500	Mountain View-Whisman School Dist., GO, 5.00%, 6/1/27,
	Ser. D, (Pre-refunded @ $101, 6/1/12) (MBIA)(a)	Aaa/AAA	1,629,360
1,800	Murrieta Redev. Agcy., Tax Allocation, 5.00%, 8/1/32 (MBIA)	Aaa/AAA	1,912,716
3,245	Newark Unified School Dist., GO, zero coupon, 8/1/26,
	Ser. D (FSA)	Aaa/AAA	1,379,385
19,805	Oakland, GO, 5.00%, 1/15/32, Ser. A (FGIC)(g)	NR/NR	20,767,523
	Oakland Redev. Agcy., Tax Allocation, Ser. A,
	(Pre-refunded @ $100, 3/1/13) (a),
1,395	5.25%, 9/1/27	NR/A	1,531,501
2,185	5.25%, 9/1/33	NR/A	2,405,248

11.30.06 | PIMCO Municipal Income Funds II Semi-Annual Report 17

PIMCO California Municipal Income Fund II Schedule of Investments
November 30, 2006 (unaudited)
Principal
Amount		Credit Rating
(000)		(Moody’s/S&P)	Value
$ 1,000	Orange Cnty. Community Facs. Dist., Special Tax,
	No. 01-1-Ladera Ranch, 6.00%, 8/15/25, Ser. A,
	(Pre-refunded @ $101, 8/15/10) (a)	NR/AAA	$1,097,960
12,000	Orange Cnty. Sanitation Dist., CP, 5.25%, 2/1/30 (FGIC)	Aaa/AAA	12,999,480
	Palmdale Community Redev. Agcy., Tax Allocation (AMBAC),
1,230	zero coupon, 12/1/30	Aaa/AAA	434,005
1,230	zero coupon, 12/1/31	Aaa/AAA	414,547
1,225	zero coupon, 12/1/32	Aaa/AAA	394,266
1,750	Paramount Unified School Dist., GO, zero coupon,
	9/1/23, Ser. B (FSA)	Aaa/AAA	859,950
	Perris Public Financing Auth. Rev., Tax Allocation,
1,190	4.75%, 10/1/23, Ser. B (MBIA)	Aaa/AAA	1,254,284
780	5.375%, 10/1/20, Ser. C	NR/BBB+	831,948
1,800	5.625%, 10/1/31, Ser. C	NR/BBB+	1,946,754
10,000	Placentia-Yorba Linda Unified School Dist., CP,
	5.00%, 10/1/32 (FGIC)(g)	Aaa/AAA	10,744,400
10,150	Placer Union High School Dist., GO, zero coupon, 8/1/33 (FSA)	Aaa/AAA	3,164,872
	Poway Unified School Dist., Special Tax,
	Community Facs. Dist. No. 6,
2,700	5.125%, 9/1/28	NR/NR	2,782,755
2,300	5.125%, 9/1/28, Area B	NR/NR	2,370,495
1,500	5.50%, 9/1/25	NR/NR	1,548,405
3,000	5.60%, 9/1/33	NR/NR	3,097,830
1,000	6.05%, 9/1/25, Area A	NR/NR	1,069,370
5,500	6.125%, 9/1/33, Area A	NR/NR	5,873,065
	Community Facs. Dist. No. 10,
1,000	5.65%, 9/1/25	NR/NR	1,023,290
2,200	5.70%, 9/1/32	NR/NR	2,248,928
2,000	Rancho Cucamonga Community Facs. Dist., Special Tax,
	6.375%, 9/1/31, Ser. A	NR/NR	2,136,500
1,500	Richmond Wastewater Rev., zero coupon, 8/1/30 (FGIC)	Aaa/AAA	553,395
3,510	Riverside, CP, 5.00%, 9/1/33 (AMBAC)	Aaa/AAA	3,704,735
	Riverside Unified School Dist., Community Facs.,
	Dist. No. 15 Special Tax, Ser. A,
1,000	5.15%, 9/1/25	NR/NR	1,030,780
1,000	5.25%, 9/1/30	NR/NR	1,030,810
1,000	5.25%, 9/1/35	NR/NR	1,030,730
	Rocklin Unified School Dist., GO (FGIC),
5,000	zero coupon, 8/1/24	Aaa/AAA	2,355,050
4,000	zero coupon, 8/1/25	Aaa/AAA	1,798,800
4,000	zero coupon, 8/1/26	Aaa/AAA	1,716,760
4,500	zero coupon, 8/1/27	Aaa/AAA	1,846,260
	Roseville Redev. Agcy., Tax Allocation (MBIA),
3,730	5.00%, 9/1/27	Aaa/AAA	3,951,040
3,365	5.00%, 9/1/32	Aaa/AAA	3,555,526
2,115	5.00%, 9/1/33	Aaa/AAA	2,233,652
	Sacramento City Financing Auth. Rev., Ser. A,
4,500	5.00%, 12/1/32 (FSA)	Aaa/AAA	4,764,555
4,610	North Natomas CFD No. 2, 6.25%, 9/1/23	NR/NR	4,791,588

18 PIMCO Municipal Income Funds II Semi-Annual Report | 11.30.06

PIMCO California Municipal Income Fund II Schedule of Investments
November 30, 2006 (unaudited)
Principal
Amount		Credit Rating
(000)		(Moody’s/S&P)	Value
$12,490	Sacramento Cnty. Airport System Rev.,
	5.00%, 7/1/32, Ser. A (FSA)	Aaa/AAA	$13,082,526
14,350	Sacramento Cnty. Sanitation Dist. Rev., 5.00%, 12/1/35,
	(Pre-refunded @ $100, 12/1/14) (AMBAC) (g)	Aaa/AAA	15,373,586
	San Diego Cnty. Water Auth. Water Rev., CP, Ser. A (MBIA),
8,285	5.00%, 5/1/28	Aaa/AAA	8,792,291
8,000	5.00%, 5/1/29	Aaa/AAA	8,485,760
	San Diego Community Facs. Dist. No. 3, Special Tax, Ser. A,
1,200	5.60%, 9/1/21	NR/NR	1,231,692
800	5.70%, 9/1/26	NR/NR	820,640
2,300	5.75%, 9/1/36	NR/NR	2,362,514
	San Diego Public Facs. Financing Auth. Lease Rev.,
1,000	5.00%, 5/15/29, Ser. A (FGIC)	Aaa/AAA	1,037,810
1,500	Fire & Life Safety Facs., 5.00%, 4/1/32 (MBIA)	Aaa/AAA	1,568,265
14,000	San Diego Public Facs. Financing Auth. Water Rev.,
	5.00%, 8/1/32 (MBIA)	Aaa/AAA	14,737,800
7,775	San Diego Unified School Dist., GO,
	5.00%, 7/1/27, Ser. D (FGIC) (g)	NR/NR	8,328,036
	San Francisco City & Cnty. Airport Community, International
	Airport Rev., Ser. 2 (MBIA),
5,585	4.50%, 5/1/28	Aaa/AAA	5,634,260
11,585	5.00%, 5/1/32	NR/NR	12,234,918
8,715	5.00%, 5/1/32, (Pre-refunded @ $100, 5/1/12) (a)	NR/NR	9,384,573
10,405	San Joaquin Hills Transportation Corridor Agcy. Toll Road Rev.,
	zero coupon, 1/1/25	Aaa/AAA	4,883,171
	San Jose, Libraries & Parks, GO,
14,970	5.00%, 9/1/32 (MBIA)(g)	NR/NR	15,816,404
10,190	5.125%, 9/1/31	Aa1/AA+	10,756,360
9,150	San Jose Unified School Dist., GO, 5.00%, 8/1/27, Ser. A (FSA) (g)	NR/NR	9,715,012
	San Juan Unified School Dist., GO (FSA),
1,770	zero coupon, 8/1/23	Aaa/AAA	872,858
6,105	zero coupon, 8/1/26	Aaa/AAA	2,620,205
4,835	San Mateo Foster City School Dist., GO, 5.10%, 8/1/31,
	(Pre-refunded @ $101, 8/1/11) (FGIC)(a)	Aaa/AAA	5,222,912
2,300	San Mateo Union High School Dist., GO, zero coupon,
	9/1/20 (FGIC)	Aaa/AAA	1,301,087
1,730	San Rafael City High School Dist., GO,
	5.00%, 8/1/27, Ser. B (FSA)	Aaa/AAA	1,821,638
3,280	San Rafael Elementary School Dist., GO,
	5.00%, 8/1/27, Ser. B (FSA)	Aaa/AAA	3,453,742
	Santa Clara Unified School Dist., GO (MBIA),
2,755	5.00%, 7/1/25	Aaa/AAA	2,907,352
2,895	5.00%, 7/1/26	Aaa/AAA	3,053,849
3,040	5.00%, 7/1/27	Aaa/AAA	3,198,962
1,260	Santa Cruz Cnty., Rev., 5.25%, 8/1/32	A3/NR	1,353,101
	Santa Margarita Water Dist., Special Tax,
2,000	6.00%, 9/1/30	NR/NR	2,136,620
3,000	6.25%, 9/1/29	NR/NR	3,213,840

11.30.06 | PIMCO Municipal Income Funds II Semi-Annual Report 19

PIMCO California Municipal Income Fund II Schedule of Investments
November 30, 2006 (unaudited)
Principal
Amount		Credit Rating
(000)		(Moody’s/S&P)	Value
$ 2,000	Santa Monica Community College Dist., GO, zero coupon,
	8/1/26, Ser. C (MBIA)	Aaa/AAA	$783,020
	Saugus Hart School Facs. Financing Auth., Special Tax,
	Community Facs. Dist. 00-1,
1,140	6.10%, 9/1/32	NR/NR	1,180,561
2,225	6.125%, 9/1/33	NR/NR	2,304,121
1,000	Shasta Union High School Dist., GO, zero coupon, 8/1/24 (FGIC)	Aaa/AAA	471,010
2,745	South Tahoe JT Powers Parking Financing Auth. Rev.,
	7.00%, 12/1/27, Ser. A	NR/NR	2,781,756
1,800	Southern Mono Health Care Dist., GO, zero coupon,
	8/1/26 (MBIA)	Aaa/AAA	757,836
	State Public Works Board Lease Rev., UCLA Replacement Hospital,
9,605	5.00%, 10/1/22, Ser. A (FSA)	Aaa/AAA	10,170,542
2,095	5.00%, 4/1/26	Aa2/AA-	2,245,002
1,710	State Univ. Rev., 5.00%, 11/1/33, Ser. A (AMBAC)	Aaa/AAA	1,799,091
	Statewide Community Dev. Auth. Rev.,
3,555	Bentley School, 6.75%, 7/1/32	NR/NR	3,870,080
9,700	Health Fac., Jewish Home, 5.50%, 11/15/33 (CA St. Mtg.)	NR/A+	10,605,107
2,770	Kaiser Permanente, 5.50%, 11/1/32, Ser. A	A3/A+	2,965,451
3,000	Live Oak School, 6.75%, 10/1/30	NR/NR	3,165,510
500	Peninsula Project, 5.00%, 11/1/29	NR/NR	503,865
1,170	Statewide Community Dev. Auth., Wildwood Elementary
	School, CP, 6.10%, 11/1/15	NR/NR	1,172,913
	Statewide Financing Auth., Tobacco Settlement Rev.,
1,740	5.625%, 5/1/29	Baa3/NR	1,825,260
20,000	6.00%, 5/1/37 (g)	NR/NR	21,583,400
7,750	Tamalpais Union High School Dist., GO, 5.00%, 8/1/27 (FSA)	Aaa/AAA	8,177,490
	Tobacco Securitization Agcy. Rev.,
4,500	Alameda Cnty., 6.00%, 6/1/42	Baa3/NR	4,861,350
	Fresno Cnty.,
4,045	5.625%, 6/1/23	Baa3/BBB	4,087,877
10,000	6.00%, 6/1/35	Baa3/BBB	10,803,000
7,000	Gold Cnty., zero coupon, 6/1/33	NR/BBB	1,551,060
1,800	Stanislaus Funding, 5.875%, 6/1/43, Ser. A	Baa3/NR	1,911,096
8,000	Tobacco Securitization Auth. of Southern California Rev.,
	5.00%, 6/1/37, Ser. A1	Baa3/BBB	8,165,200
995	Tracy Community Facs. Dist., Special Tax,
	No. 99-2 South Macarthur Area, 6.00%, 9/1/27	NR/NR	1,026,571
	Univ. Rev. (g),
5,500	4.75%, 5/15/35, Ser. F (FSA)	NR/NR	5,720,055
5,000	4.75%, 5/15/35, Ser. G (FGIC)	NR/NR	5,200,050
5,650	4.75%, 5/15/38 Ser. B	Aa3/AA-	5,817,636
10,000	5.00%, 9/1/27, Ser. O, (Pre-refunded @ $101, 9/1/10) (FGIC)	NR/NR	10,504,500
10,000	Ventura Cnty. Community College Dist., GO,
	5.00%, 8/1/27, Ser. A (MBIA)	Aaa/AAA	10,664,800
1,555	Ventura Unified School Dist., GO, 5.00%, 8/1/32, Ser. F (FSA)	Aaa/AAA	1,640,230
2,000	Vernon Electric System Rev., Malburg Generating Station,
	5.50%, 4/1/33, (Pre-refunded @ $100, 4/1/08) (a)	Aaa/NR	2,054,280

20 PIMCO Municipal Income Funds II Semi-Annual Report | 11.30.06

PIMCO California Municipal Income Fund II Schedule of Investments
November 30, 2006 (unaudited)
Principal
Amount		Credit Rating
(000)		(Moody’s/S&P)	Value
	Victor Elementary School Dist., GO, Ser. A (FGIC),
$ 1,125	zero coupon, 8/1/24	Aaa/AAA	$529,886
2,410	zero coupon, 8/1/26	Aaa/AAA	1,034,348
1,000	Vista Unified School Dist., GO, zero coupon, 8/1/26, Ser. A (FSA)	Aaa/AAA	429,190
	West Contra Costa Univ. School Dist., GO, Ser. A (MBIA),
2,740	5.00%, 8/1/26	Aaa/AAA	2,851,902
2,690	5.00%, 8/1/28	Aaa/AAA	2,798,488
1,890	5.00%, 8/1/31	Aaa/AAA	1,964,750
3,375	Westlands Water Dist. Rev., CP, 5.00%, 9/1/34 (MBIA)	Aaa/AAA	3,562,245
2,000	William S. Hart JT School Financing Auth. Rev., 5.625%, 9/1/34	NR/BBB+	2,143,860
2,110	Yuba City Unified School Dist., GO, zero coupon, 9/1/25 (FGIC)	Aaa/AAA	954,205

	Total California Municipal Bonds & Notes (cost—$839,355,945)		905,387,332

OTHER MUNICIPAL BONDS & NOTES—2.6%
	Iowa—1.7%
16,100	Tobacco Settlement Auth. of Iowa Rev.,
	zero coupon, 6/1/34, Ser. B	Baa3/BBB	15,862,525

	New York—0.4%
3,250	State Dormitory Auth. Rev. Hospital, 6.25%, 8/15/15 (FHA)	Aa2/AAA	3,709,420

	Puerto Rico—0.5%
2,000	Electric Power Auth., Power Rev., 5.125%, 7/1/29, Ser. NN	A3/BBB+	2,128,840
2,505	Public Building Auth. Rev., Gov’t Facs.,
	5.00%, 7/1/36, Ser. I (GTD)	Baa3/BBB	2,632,104
			4,760,944

	Total Other Municipal Bonds & Notes (cost—$23,117,849)		24,332,889

CALIFORNIA VARIABLE RATE NOTES (b)(c)(d)—0.2%
1,500	Modesto Public Financing Auth. Lease Rev.,
	10.20%, 9/1/29, Ser. 354 (AMBAC) (cost—$1,159,460)	Aaa/NR	1,725,000

OTHER VARIABLE RATE NOTES (d)—0.6%
	Puerto Rico—0.6%
5,300	Public Finance Corp. Rev.,
	5.75%, 8/1/27, Ser. A (cost—$5,607,158)	Ba1/BBB-	5,761,365

U.S. TREASURY BILLS (e)—0.3%
3,200	4.71%-4.98%, 12/14/06 (cost—$3,194,458)		3,194,458

11.30.06 | PIMCO Municipal Income Funds II Semi-Annual Report 21

PIMCO California Municipal Income Fund II Schedule of Investments
November 30, 2006 (unaudited)
Contracts		Value
OPTIONS PURCHASED (f)—0.0%
	Put Options—0.0%
	Eurodollar Futures, Chicago Mercantile Exchange,
204	strike price $92, expires 3/19/07	$1,275
245	strike price $92.25, expires 3/19/07	1,531

	Total Options Purchased (cost—$4,265)	2,806

	Total Investments before options written (cost—$872,439,135)—100.0%	940,403,850

OPTIONS WRITTEN (f)—(0.0)%
	Call Options—(0.0)%
300	U.S. Treasury Notes 10 yr. Futures, Chicago Board of Trade,
	strike price $110, expires 2/23/07 (premiums received—$125,587)	(164,063)

	Total Investments net of options written (cost—$872,313,548)—100.0%	$940,239,787

22 PIMCO Municipal Income Funds II Semi-Annual Report | 11.30.06 | See accompanying notes to Financial Statements

PIMCO New York Municipal Income Fund II Schedule of Investments
November 30, 2006 (unaudited)
Principal
Amount		Credit Rating
(000)		(Moody’s/S&P)	Value
NEW YORK MUNICIPAL BONDS & NOTES—90.0%
	Buffalo Municipal Water Finance Auth., Water System Rev.,
	Ser. B, (Pre-refunded @ $100, 7/1/12) (FSA)(a),
$ 250	5.00%, 7/1/27	Aaa/AAA	$269,090
1,000	5.125%, 7/1/32	Aaa/AAA	1,082,650
2,400	Erie Cnty. Industrial Dev. Agcy., Orchard Park Rev.,
	6.00%, 11/15/36	NR/NR	2,566,776
10,000	Erie Cnty. Tobacco Asset Securitization Corp. Rev.,
	6.50%, 7/15/32, (Pre-refunded @ $101, 7/15/10) (a)	Ba1/AAA	11,075,600
2,500	Liberty Dev. Corp. Rev., 5.25%, 10/1/35 (g)	Aa3/AA-	2,988,150
	Metropolitan Transportation Auth. Rev.,
1,850	5.00%, 11/15/30, Ser. A (FSA)	Aaa/AAA	1,957,004
10,000	5.25%, 11/15/31, Ser. E	A2/A	10,709,900
7,000	Metropolitan Transportation Auth. Service Contract Rev.,
	5.35%, 7/1/31, Ser. B	A1/AAA	7,540,050
4,130	Mortgage Agcy. Rev., 4.75%, 10/1/27, Ser. 128 (g)	Aa1/NR	4,280,291
4,000	New York City, GO, 5.00%, 3/1/33, Ser. I	A1/AA-	4,193,920
	New York City Health & Hospital Corp. Rev., Ser. A,
1,100	5.375%, 2/15/26	A2/A-	1,155,495
2,000	5.45%, 2/15/26	A2/A-	2,116,420
	New York City Industrial Dev. Agcy. Rev.,
1,000	Eger Harbor, 4.95%, 11/20/32 (GNMA)	NR/AA+	1,043,200
1,500	Staten Island Univ. Hospital, 5.00%, 7/1/27	Aa2/NR	1,600,155
1,230	United Jewish Appeal Fed., 6.45%, 7/1/32	B2/NR	1,305,940
	New York City Municipal Water Finance Auth.,
	Water & Sewer System Rev.,
7,500	4.50%, 6/15/33, Ser. C (g)	NR/NR	7,627,875
3,055	4.75%, 6/15/37, Ser. D (MBIA-IBC)	Aaa/AAA	3,113,198
5,000	5.00%, 6/15/32, Ser. A (g)	Aa2/AA+	5,211,450
15,000	5.125%, 6/15/34, Ser. A (g)	Aa2/AA+	15,921,000
10,000	New York City Transitional Finance Auth. Rev.,
	5.00%, 11/1/27, Ser. B	Aa1/AAA	10,574,900
7,785	New York City Trust for Cultural Res. Rev.,
	5.00%, 2/1/34 (FGIC)(g)	NR/NR	8,299,822
3,600	Port Auth. New York & New Jersey Rev.,
	5.00%, 4/15/32, Ser. 125 (FSA)	Aaa/AAA	3,838,824
7,500	State Dormitory Auth. Lease Rev., State Univ. Dormitory Facs.,
	5.00%, 7/1/32, (Pre-refunded @ $100, 7/1/12) (a)	Aa3/AA-	8,053,050
	State Dormitory Auth. Rev.,
2,600	Catholic Health of Long Island, 5.10%, 7/1/34	Baa1/BBB	2,714,348
7,490	Court Facs., 5.50%, 5/15/31 (AMBAC)(g)	NR/NR	9,394,707
2,000	Kaleida Health Hospital, 5.05%, 2/15/25 (FHA)	NR/AAA	2,103,220
5,300	Lenox Hill Hospital, 5.50%, 7/1/30	Ba2/NR	5,491,330
	Long Island Univ. (Radian),
1,320	5.25%, 9/1/28	Aa3/AA	1,392,006
80	5.25%, 9/1/28, (Pre-refunded @ $102, 9/1/09) (a)	Aa3/AA	85,207
8,850	North General Hospital, 5.00%, 2/15/25	NR/AA-	9,296,128
5,000	Rochester Hospital, 5.00%, 12/1/35 (Radian)(g)	NR/NR	5,339,350
5,000	Saint Barnabas Hospital, 5.00%, 2/1/31, Ser. A (AMBAC-FHA)	Aaa/AAA	5,260,900

11.30.06 | PIMCO Municipal Income Funds II Semi-Annual Report 23

PIMCO New York Municipal Income Fund II Schedule of Investments
November 30, 2006 (unaudited)
Principal
Amount		Credit Rating
(000)		(Moody’s/S&P)	Value
$ 1,500	Sloan-Kettering Center Memorial, 5.00%, 7/1/34, Ser. 1	Aa2/AA	$1,577,925
8,600	State Personal Income Tax, 5.00%, 3/15/32,
	(Pre-refunded @ $100, 3/15/13) (a)	Aa3/AAA	9,326,012
1,250	Student Housing Corp., 5.125%, 7/1/34 (FGIC)	Aaa/AAA	1,355,500
4,270	Teachers College, 5.00%, 7/1/32 (MBIA)	Aaa/NR	4,518,429
2,000	Yeshiva Univ., 5.125%, 7/1/34 (AMBAC)	Aaa/NR	2,168,800
2,000	State Environmental Facs. Corp. Rev., State Clean
	Water & Drinking Rev., 5.125%, 6/15/31	Aaa/AAA	2,140,240
6,100	State Urban Dev. Corp. Personal Income Tax Rev.,
	5.00%, 3/15/33, Ser. C-1, (Pre-refunded @ $100, 3/15/13) (a)	Aa3/AAA	6,614,962
	Tobacco Settlement Asset Backed, Inc. Rev., Ser. 1,
25,000	5.00%, 6/1/34	NR/BBB	25,626,500
25,000	5.75%, 7/15/32, (Pre-refunded @ $100, 7/15/12) (a)	Aaa/AAA	27,801,750
10,000	6.375%, 7/15/39, (Pre-refunded @ $101, 7/15/09) (a)	Aaa/AAA	10,805,000
	Triborough Bridge & Tunnel Auth. Rev. (FGIC-TCRS),
710	5.00%, 1/1/32	Aaa/AAA	747,942
3,990	5.00%, 1/1/32, (Pre-refunded @ $100, 1/1/12) (a)	Aaa/AAA	4,269,659
2,000	Warren & Washington Cntys. Industrial Dev. Agcy. Fac. Rev.,
	Glens Falls Hospital, 5.00%, 12/1/35, Ser. A (FSA)	Aaa/AAA	2,122,140
750	Westchester Cnty. Industrial Dev. Agcy. Continuing Care
	Retirement Rev., Kendal on Hudson, 6.50%, 1/1/34	NR/NR	809,888

	Total New York Municipal Bonds & Notes (cost—$241,225,511)		257,486,703

OTHER MUNICIPAL BONDS & NOTES—6.0%
	California—3.0%
	Alameda Unified School Dist., Alameda Cnty., GO, Ser. A (FSA),
3,500	zero coupon, 8/1/24	Aaa/AAA	1,648,535
3,000	zero coupon, 8/1/25	Aaa/AAA	1,349,100
5,000	California Cnty., Tobacco Securitization Agcy. Rev.,
	zero coupon, 6/1/28	Baa3/NR	4,248,500
3,130	Covina Valley Unified School Dist., GO,
	zero coupon, 6/1/25, Ser. B (FGIC)	Aaa/AAA	1,417,671
			8,663,806
	Colorado—0.1%
210	Dawson Ridge Dist. No. 1, GO, zero coupon, 10/1/22, Ser. A	Aaa/NR	108,963

	Puerto Rico—2.9%
5,675	Children’s Trust Fund, Tobacco Settlement Rev.,
	5.625%, 5/15/43	Baa3/BBB	5,957,728
1,500	Commonwealth Highway & Transportation Auth. Rev.,
	5.25%, 7/1/38, Ser. D, (Pre-refunded @ $100, 7/1/12) (a)	Baa3/AAA	1,633,395
750	Electric Power Auth., Power Rev., 5.125%, 7/1/29, Ser. NN	A3/BBB+	798,315
			8,389,438

	Total Other Municipal Bonds & Notes (cost—$15,591,426)		17,162,207

24 PIMCO Municipal Income Funds II Semi-Annual Report | 11.30.06

PIMCO New York Municipal Income Fund II Schedule of Investments
November 30, 2006 (unaudited)
Principal
Amount		Credit Rating
(000)		(Moody’s/S&P)	Value
NEW YORK VARIABLE RATE NOTES (b)(d)—2.9%
$ 5,595	Long Island Power Auth. Electric System Rev.,
	11.38%, 12/1/26, Ser. 339 (MBIA-IBC)	Aaa/NR	$6,573,060
1,300	State Urban Dev. Corp. Rev., 10.457%, 3/15/35	NR/AAA	1,758,575

	Total New York Variable Rate Notes (cost—$6,935,001)		8,331,635

OTHER VARIABLE RATE NOTES (d)—0.7%
	Puerto Rico—0.7%
1,900	Public Finance Corp. Rev., 5.75%, 8/1/27, Ser. A
	(cost—$2,010,113)	Ba1/BBB-	2,065,395

U.S. TREASURY BILLS (e)—0.4%
1,050	4.743%-4.98%, 12/14/06 (cost—$1,048,181)		1,048,181

	Total Investment before options written (cost—$266,810,232)—100.0%		286,094,121

OPTIONS WRITTEN (f)—(0.0)%
Contracts
	Call Options—(0.0)%
100	U.S. Treasury Notes 10 yr. Futures, Chicago Board of Trade,
	strike price $110, expires 2/23/07 (premiums received—$41,863)		(54,688)

	Total Investments net of options written (cost—$266,768,369)—100.0%		$286,039,433

11.30.06 | PIMCO Municipal Income Funds II Semi-Annual Report 25

PIMCO Municipal Income Funds II Schedules of Investments
November 30, 2006 (unaudited)

Notes to the Schedules of Investments:
(a)

Pre-refunded bonds are collateralized by U.S. Government or other eligible securities which are held in escrow and used to pay principal and interest and retire the bonds at the earliest refunding date (payment date) and/or whose interest rates vary with changes in a designated base rate (such as the prime interest rate).

(b)

144A Security — Security exempt from registration, under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, typically only to qualified institutional buyers. Unless otherwise indicated, these securities are not considered to be illiquid.

(c)	Inverse Floater — The interest rate shown bears an inverse relationship to the interest rate on another security or the value of an index.
(d)

Variable Rate Notes — Instruments whose interest rates change on specified date (such as a coupon date or interest payment date) and/or whose interest rates vary with changes in a designated base rate (such as the prime interest rate). The interest rate disclosed reflects the rate in effect on November 30, 2006.

(e)	All or partial amount segregated as collateral for futures contracts and/or transactions in options written.
(f)	Non-income producing.
(g)

Residual Interest Bonds held in trust — Securities represent underlying bonds transferred to a separate securitization trust established in a tender option bond transaction in which the Funds acquired the residual interest certificates. These securities serve as collateral in a financing transaction.

Glossary:
AMBAC — insured by American Municipal Bond Assurance Corp.
CA Mtg. Ins. — insured by California Mortgage Insurance
CA St. Mtg. — insured by California State Mortgage
CP — Certificates of Participation
FGIC — insured by Financial Guaranty Insurance Co.
FHA — insured by Federal Housing Administration
FSA — insured by Financial Security Assurance, Inc.
GNMA — insured by Government National Mortgage Association
GO — General Obligation Bond
GTD — Guaranteed
IBC — Insurance Bond Certificate
MBIA — insured by Municipal Bond Investors Assurance
NR — Not Rated
PSF — Public School Fund
Radian — insured by Radian Guaranty, Inc.
TCRS — Temporary Custodian Receipts
XLCA — insured by XL Capital Assurance

26 PIMCO Municipal Income Funds II Semi-Annual Report | 11.30.06 | See accompanying notes to Financial Statements

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PIMCO Municipal Income Funds II Statements of Assets and Liabilities
November 30, 2006 (unaudited)

		California	New York
	Municipal II	Municipal II	Municipal II
Assets:
Investments, at value (cost—$1,345,862,728, $872,439,135
and $266,810,232, respectively)	$1,510,097,740	$940,403,850	$286,094,116
Cash	—	—	1,757,162
Interest receivable	18,348,485	13,108,743	4,690,018
Receivable for investments sold	70,000	—	—
Receivable for variation margin on futures contracts	—	—	61,891
Prepaid expenses and other assets	2,260,930	34,299	447,271
Total Assets	1,530,777,155	953,546,892	293,050,458

Liabilities:
Payable for floating rate notes	115,540,000	220,964,559	41,028,367
Dividends payable to common and preferred shareholders	4,274,866	2,210,996	718,481
Payable to custodian for cash overdraft	3,997,287	3,264,878	—
Payable for variation margin on futures contracts	2,887,122	1,584,025	409,000
Interest payable	1,541,177	2,823,670	540,236
Investment management fees payable	573,228	294,891	102,306
Options written, at value (premiums received—
$246,989, $125,587, and $41,863)	322,656	164,063	54,688
Accrued expenses and other payables	195,251	1,071,415	177,988
Total Liabilities	129,331,587	232,378,497	43,031,066
Preferred shares ($0.00001 par value and $25,000 net
asset and liquidation value per share applicable to
an aggregate of 20,200, 10,400 and 3,600 shares
issued and outstanding, respectively)	505,000,000	260,000,000	90,000,000
Net Assets Applicable to Common Shareholders	$896,445,568	$461,168,395	$160,019,392

Composition of Net Assets Applicable to
Common Shareholders:
Common Stock:
Par value ($0.00001 per share)	$588	$305	$105
Paid-in-capital in excess of par	836,079,259	433,305,444	149,537,929
Dividends in excess of net investment income	(2,985,953)	(1,334,907)	(764,946)
Accumulated net realized loss	(96,962,272)	(38,285,558)	(8,119,467)
Net unrealized appreciation of investments, futures
contracts and options written	160,313,946	67,483,111	19,365,771
Net Assets Applicable to Common Shareholders	$896,445,568	$461,168,395	$160,019,392
Common Shares Outstanding	58,795,859	30,492,654	10,536,914
Net Asset Value Per Common Share	$15.25	$15.12	$15.19

28 PIMCO Municipal Income Funds II Semi-Annual Report | 11.30.06 | See accompanying notes to Financial Statements

PIMCO Municipal Income Funds II Statements of Operations
For the six months ended November 30, 2006 (unaudited)

		California	New York
	Municipal II	Municipal II	Municipal II
Investment Income:
Interest	$37,822,138	$22,774,683	$7,238,296

Expenses:
Investment management fees	4,479,579	2,304,736	800,708
Interest expense	2,154,893	4,073,443	782,729
Auction agent fees and commissions	644,894	337,454	117,544
Custodian and accounting agent fees	115,274	47,450	93,714
Trustees’ fees and expenses	53,489	28,666	14,870
New York Stock Exchange listing fees	27,328	14,025	12,305
Audit and tax services	18,822	16,417	6,718
Transfer agent fees	14,751	17,751	14,947
Legal fees	12,568	8,222	2,928
Insurance expense	12,958	7,072	3,134
Shareholder communications	10,390	9,058	6,692
Investor relations	4,575	3,294	915
Miscellaneous	28,605	15,331	9,309
Total expenses	7,578,126	6,882,919	1,866,513
Less: investment management fees waived	(1,033,749)	(531,862)	(184,779)
custody credits earned on cash balances	(110,197)	(42,197)	(41,866)
Net expenses	6,434,180	6,308,860	1,639,868

Net Investment Income	31,387,958	16,465,823	5,598,428

Realized and Change in Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	(242,074)	(401,998)	350,653
Futures contracts	(9,805,664)	(8,601,221)	(1,111,356)
Options written	713,526	229,426	162,362
Net change in unrealized appreciation/depreciation of:
Investments	63,316,429	34,311,806	7,931,987
Futures contracts	(20,600,836)	(8,598,772)	(1,712,148)
Options written	(75,667)	(38,476)	(12,825)
Net realized and change in unrealized gain on investments,
futures contracts and options written	33,305,714	16,900,765	5,608,673
Net Increase in Net Assets Resulting from Investment
Operations	64,693,672	33,366,588	11,207,101
Dividends on Preferred Shares from Net Investment
Income	(8,456,935)	(3,975,584)	(1,446,119)
Net Increase in Net Assets Applicable to Common
Shareholders Resulting from Investment Operations	$56,236,737	$29,391,004	$9,760,982

See accompanying notes to Financial Statements | 11.30.06 | PIMCO Municipal Income Funds II Semi-Annual Report 29

PIMCO Municipal Income Funds II	Statements of Changes in Net Assets
Applicable to Common Shareholders

	Municipal II
	Six Months
	ended
	November 30, 2006	Year ended
	(unaudited)	May 31, 2006
Investment Operations:
Net investment income	$31,387,958	$62,797,656
Net realized gain (loss) on investments, futures contracts and options written	(9,334,212)	(15,393,416)
Net change in unrealized appreciation/depreciation of investments, futures
contracts and options written	42,639,926	16,506,689
Net increase in net assets resulting from investment operations	64,693,672	63,910,929

Dividends to Preferred Shares from Net investment income:	(8,456,935)	(13,697,379)
Net increase in net assets applicable to common shareholders
resulting from investment operations	56,236,737	50,213,550

Dividends to Common Shareholders from Net investment income:	(24,665,597)	(55,835,634)

Capital Share Transactions:
Reinvestment of dividends	2,042,646	6,163,881
Total increase in net assets applicable to common shareholders	33,613,786	541,797

Net Assets Applicable to Common Shareholders:
Beginning of period	862,831,782	862,289,985
End of period (including dividends in excess of net investment income of $(2,985,953) and $(1,251,379); $(1,334,907) and $(1,032,143);
$(764,946) and $(733,605); respectively)	$896,445,568	$862,831,782

Common Shares Issued in Reinvestment of Dividends:	137,787	417,928

30 PIMCO Municipal Income Funds II Semi-Annual Report | 11.30.06 | See accompanying notes to Financial Statements

California Municipal II		New York Municipal II
Six Months		Six Months
ended		ended
November 30, 2006	Year ended	November 30, 2006	Year ended
(unaudited)	May 31, 2006	(unaudited)	May 31, 2006
$16,465,823	$32,096,363	$5,598,428	$11,187,579
(8,773,793)	(2,003,450)	(598,341)	143,004

25,674,558	3,500,999	6,207,014	1,000,321
33,366,588	33,593,912	11,207,101	12,330,904

(3,975,584)	(6,356,144)	(1,446,119)	(2,367,860)

29,391,004	27,237,768	9,760,982	9,963,044

(12,793,003)	(28,205,349)	(4,183,650)	(9,597,690)

1,191,526	2,750,671	353,850	910,722
17,789,527	1,783,090	5,931,182	1,276,076

443,378,868	441,595,778	154,088,210	152,812,134

$461,168,395	$443,378,868	$160,019,392	$154,088,210

80,775	187,096	23,876	61,504

See accompanying notes to Financial Statements | 11.30.06 | PIMCO Municipal Income Funds II Semi-Annual Report 31

PIMCO California Municipal Income Fund II Statement of Cash Flows
For the six months ended November 30, 2006 (unaudited)
Cash Flows used for Operating Activities:
Purchases of long-term investments	$(65,485,710)
Proceeds from sales of long-term investments	40,093,288
Interest received	16,989,411
Net cash provided by options written	363,979
Operating expenses paid	(2,264,234)
Net cash paid for futures transactions	(15,295,092)
Net increase in short-term investments	6,089,568
Net cash used for operating activities	(19,508,790)

Cash Flows from Financing Activities:
Proceeds from issuance of floating rate notes	21,361,564
Cash dividends paid (excluding reinvestment of dividends of $1,191,526)	(15,573,825)
Net provided by financing activities*	5,787,739

Net decrease in cash	(13,721,051)
Cash at beginning of period	10,456,173
Cash at end of period	(3,264,878)

Reconciliation of Net Increase (Decrease) in Net Assets From Investment
Operations to Net Cash Used for Operating Activities:
Net increase in net assets resulting from investment operations	33,366,588
Decrease in payable for investments purchased	(1,483,300)
Decrease in receivable for investments sold	130,000
Decrease in interest receivable	98,810
Increase in premium on options written	125,587
Increase in prepaid expenses	(8,714)
Decrease in Investment Management fees payable	(3,268)
Increase in variation margin payable on futures contracts	1,526,840
Decrease in variation margin receivable on futures contracts	378,062
Decrease in net unrealized appreciation on options written	38,476
Decrease in accrued expenses	(16,835)
Net increase in investments	(53,661,036)

Net cash used for operating activities	$(19,508,790)

*      Supplemental Disclosure
        Non-cash financing activity not included consists of interest expense on floating rate notes issued of $4,073,443.

32 PIMCO Municipal Income Funds II Semi-Annual Report | 11.30.06

PIMCO New York Municipal II Fund Statement of Cash Flows
For the six months ended November 30, 2006 (unaudited)
Cash Flows provided by Operating Activities:
Purchases of long-term investments	$(8,559,073)
Proceeds from sales of long-term investments	8,905,187
Interest, dividends, and facility and other fee income received	6,059,803
Net cash provided by options written	210,661
Operating expenses paid	(808,986)
Net cash provided by futures transactions	(2,399,816)
Net decrease in short-term investments	2,304,867
Net cash provided by operating activities	5,712,643

Cash Flows from Financing Activities*:
Cash dividends paid (excluding reinvestment of dividends of $353,850)	(5,291,043)

Net increase in cash	421,600
Cash at beginning of period	1,335,562
Cash at end of period	1,757,162

Reconciliation of Net Increase (Decrease) in Net Assets From Investment
Operations to Net Cash Provided by Operating Activities:
Net increase in net assets resulting from investment operations	11,207,101
Increase in interest receivable	(154,602)
Increase in premium on options written	41,863
Decrease in prepaid expenses	2,792
Decrease in investment management fees payable	(1,059)
Decrease in variation margin payable on futures contracts	423,689
Decrease in net unrealized appreciation on options written	12,825
Decrease in accrued expenses	(46,580)
Net increase in investments	(5,773,386)

Net cash provided by operating activities	$5,712,643

*      Supplemental Disclosure
        Non-cash financing activity not included consists of interest expense on floating rate notes issued of $782,729.

11.30.06 | PIMCO Municipal Income Funds II Semi-Annual Report 33

PIMCO Municipal Income Funds II Notes to Financial Statements
November 30, 2006 (unaudited)

1. Organization and Significant Accounting Policies
PIMCO Municipal Income Fund II (“Municipal II”), PIMCO California Municipal Income Fund II (“California Municipal II”) and PIMCO New York Municipal Income Fund II (“New York Municipal II”), collectively referred to as the “Funds”, were organized as Massachusetts business trusts on March 29, 2002. Prior to commencing operations on June 28, 2002, the Funds had no operations other than matters relating to their organization and registration as non-diversified, closed-end management investment companies registered under the Investment Company Act of 1940 and the rules and regulations thereunder, as amended. Allianz Global Investors Fund Management LLC (the “Investment Manager”), serves as the investment manager and is an indirect, wholly-owned subsidiary of Allianz Global Investors of America L.P. (“Allianz Global”). Allianz Global is an indirect majority-owned subsidiary of Allianz SE, a publicly traded insurance and financial services company. The Funds have an unlimited amount of $0.00001 par value common stock authorized.

Under normal market conditions, Municipal II invests substantially all of its assets in a portfolio of municipal bonds, the interest from which is exempt from federal income taxes. Under normal market conditions, California Municipal II invests substantially all of its assets in municipal bonds which pay interest that is exempt from federal and California state income taxes. Under normal market conditions, New York Municipal II invests substantially all of its assets in municipal bonds which pay interest that is exempt from federal, New York State and New York City income taxes. The Funds will seek to avoid bonds generating interest income which could potentially subject individuals to alternative minimum tax. The issuers’ abilities to meet their obligations may be affected by economic and political developments in a specific state or region.

The preparation of the financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

In the normal course of business the Funds enter into contracts that contain a variety of representations which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds based upon events that have not been asserted. However, the Funds expect the risk of any loss to be remote.

In July 2006, the Financial Accounting Standards Board issued interpretation No. 48, “Accounting for Uncertainty in Income Taxes — an Interpretation of FASB Statement No. 109” (the “Interpretation”). The Interpretation establishes for all entities, including pass-through entities such as the Funds, a minimum threshold for financial statement recognition of the benefit of positions taken in filing tax returns (including whether an entity is taxable in a particular jurisdiction), and requires certain expanded tax disclosures. The Interpretation is effective for fiscal years beginning after December 15, 2006, and is to be applied to all open tax years as of the date of effectiveness. The Funds’ management has recently begun to evaluate the application of the Interpretation, and is not in a position at this time to estimate the significance of its impact, if any, on the Funds’ financial statements. On December 22, 2006, the Securities & Exchange Commission announced that it would not object if a fund implements the Interpretation in its NAV calculation as late as its last NAV calculation in the first required financial statement reporting period for its fiscal year beginning after December 15, 2006. Consequently, the Fund will be required to comply with the Interpretation by November 30, 2007.

In September 2006, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards (“SFAS”) 157, Fair Value Measurements, which clarifies the definition of fair value and requires companies to expand their disclosure about the use of fair value to measure assets and liabilities in interim and annual periods subsequent to initial recognition. Adoption of SFAS 157 requires the use of the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. SFAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. At this time, the Funds are in the process of reviewing the SFAS 157 against their current valuation policies to determine future applicability.

The following is a summary of significant accounting policies consistently followed by the Funds:

(a) Valuation of Investments
Portfolio securities and other financial instruments for which market quotations are readily available are stated at market value. Portfolio securities and other financial instruments for which market quotations are not readily available or if a development/event occurs that may significantly impact the value of a security are fair-valued, in good faith, pursuant to guidelines established by the Board of Trustees. The Funds’ investments are valued daily using prices supplied by an independent pricing service or dealer quotations, or by using the last sale price on the exchange that is the primary market for such securities, or the last quoted mean price for those securities for which the over-the-counter market is the primary

34 PIMCO Municipal Income Funds II Semi-Annual Report | 11.30.06

PIMCO Municipal Income Funds II Notes to Financial Statements
November 30, 2006 (unaudited)

1. Organization and Significant Accounting Policies (continued)

(a) Valuation of Investments (continued)
market or for listed securities in which there were no sales. Independent pricing services use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Exchange traded options and futures are valued at the settlement price determined by the relevant exchange. Short-term securities maturing in 60 days or less are valued at amortized cost, if their original term to maturity was 60 days or less, or by amortizing their value on the 61st day prior to maturity, if the original term to maturity exceeded 60 days. The prices used by the Funds to value securities may differ from the value that would be realized if the securities were sold and the differences could be material to the financial statements. The Funds’ net asset values are determined daily as of the close of regular trading (normally, 4:00 p.m. Eastern time) on the New York Stock Exchange (“NYSE”) on each day the NYSE is open for business.

(b) Investment Transactions and Investment Income
Investment transactions are accounted for on the trade date. Realized gains and losses on investments are determined on the identified cost basis. Interest income is recorded on an accrual basis. Original issue discounts or premiums on debt securities purchased are accreted or amortized daily to non-taxable interest income. Market discount, if any, is accreted daily to taxable income.

(c) Federal Income Taxes
The Funds intend to distribute all of their taxable income and to comply with the other requirements of the U.S. Internal Revenue Code of 1986, as amended, applicable to regulated investment companies. Accordingly, no provision for U.S. federal income taxes is required.

(d) Dividends and Distributions—Common Stock
The Funds declare dividends from net investment income monthly to common shareholders. Distributions of net realized capital gains, if any, are paid at least annually. Each Fund records dividends and distributions to its shareholders on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from generally accepted accounting principles. These “book-tax” differences are considered either temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal income tax treatment; temporary differences do not require reclassification. To the extent dividends and/or distributions exceed current and accumulated earnings and profits for federal income tax purposes; they are reported as dividends and/or distributions of paid-in capital.

(e) Futures Contracts
A futures contract is an agreement between two parties to buy and sell a financial instrument at a set price on a future date. Upon entering into such a contract, the Funds are required to pledge to the broker an amount of cash or securities, equal to the minimum “initial margin” requirements of the exchange. Pursuant to the contracts, the Funds agree to receive from or pay to the broker an amount of cash or securities equal to the daily fluctuation in the value of the contracts. Such receipts or payments are known as “variation margin” and are recorded by the Funds as unrealized appreciation or depreciation. When the contracts are closed, the Funds record a realized gain or loss equal to the difference between the value of the contracts at the time they were opened and the value at the time they were closed. Any unrealized appreciation or depreciation recorded is simultaneously reversed. The use of futures transactions involves the risk of an imperfect correlation in the movements in the price of futures contracts, interest rates and the underlying hedged assets, and the possible inability of counterparties to meet the terms of their contracts.

(f) Option Transactions
The Funds may purchase and write (sell) put and call options on securities for hedging purposes, risk management purposes or as part of its investment strategy. The risk associated with purchasing an option is that the Funds pay a premium whether or not the option is exercised. Additionally, the Funds bear the risk of loss of premium and change in market value should the counterparty not perform under the contract. Put and call options purchased are accounted for in the same manner as portfolio securities. The cost of securities acquired through the exercise of call options is increased by the premiums paid. The proceeds from securities sold through the exercise of put options is decreased by the premiums paid.

When an option is written, the premium received is recorded as an asset with an equal liability which is subsequently marked to market to reflect the current market value of the option written. These liabilities are reflected as options written in the Statements of Assets and Liabilities. Premiums received from writing options which expire unexercised are recorded on the expiration date as a realized gain. The difference between the premium received and the amount paid

11.30.06 | PIMCO Municipal Income Funds II Semi-Annual Report 35

PIMCO Municipal Income Funds II Notes to Financial Statements
November 30, 2006 (unaudited)

1. Organization and Significant Accounting Policies (continued)

(f) Option Transactions (continued)
on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or if the premium is less than the amount paid for the closing purchased transactions, as a realized loss. If a call option written by the Funds is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether there has been a realized gain or loss. If a put option written by the Funds is exercised, the premium reduces the cost basis of the security. In writing an option, the Funds bear the market risk of an unfavorable change in the price of the security underlying the written option. Exercise of a written option could result in the Funds purchasing a security at a price different from the current market value.

(g) Inverse Floating Rate Transactions — Residual Interest Municipal Bonds (“RIBs”) / Residual Interest Tax Exempt Bonds (“RITEs”)
The Funds invest in RIBs and RITEs (“Inverse Floaters’) whose interest rates bear an inverse relationship to the interest rate on another security or the value of an index. In these transactions, the Funds sell a fixed rate municipal bond (“Fixed Rate Bond”) to a broker who places the Fixed Rate Bond in a special purpose trust (“Trust”) from which floating rate bonds (“Floating Rate Notes”) and Inverse Floaters are issued. The Funds simultaneously or within a short period of time purchase the Inverse Floaters from the broker. The Inverse Floaters held by the Funds provide the Funds with the right to: (1) cause the holders of the Floating Rate Notes to tender their notes at par, and (2) cause the broker to transfer the Fixed-Rate Bond held by the Trust to the Funds, thereby collapsing the Trust. Pursuant to Statement of Financial Accounting Standards No. 140 (”FASB Statement No. 140”), the Funds account for the transaction described above as a secured borrowing by including the Fixed-Rate Bond in their Schedules of Investments, and account for the Floating Rate Notes as a liability under the caption “Payable for floating rate notes” in the Funds’ “Statements of Assets and Liabilities”. The Floating Rate Notes have interest rates that generally reset weekly and their holders have the option to tender their notes to the broker for redemption at par at each reset date.

The Funds may also invest in inverse floaters without transferring a fixed rate municipal bond into a special purpose trust, which are not accounted for as secured borrowings.

The Inverse Floaters are created by dividing the income stream provided by the underlying bonds to create two securities, one short-term and one long-term. The interest rate on the short-term component is reset by an index or auction process typically every 7 to 35 days. After income is paid on the short-term securities at current rates, the residual income from the underlying bond (s) goes to the long-term securities. Therefore, rising short-term rates result in lower income for the long-term component and visa versa. The longer-term bonds may be more volatile and less liquid than other municipal bonds of comparable maturity. Investments in Inverse Floaters typically will involve greater risk than an in investment in Fixed Rate Bonds. The Funds may also invest in Inverse Floaters for the purpose of increasing leverage.

The Funds’ investment policies and restrictions expressly permit investments in Inverse Floaters. The Funds’ restrictions on borrowings do not apply to the secured borrowings deemed to have occurred for accounting purposes pursuant to FASB Statement No. 140. Inverse Floaters held by the Funds are exempt from registration under Rule 144A of the Securities Act of 1933.

(h) When-Issued/Delayed-Delivery Transactions
When-issued or delayed-delivery basis transactions involve a commitment to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed-delivery purchases are outstanding, the Funds will set aside and maintain until the settlement date in a designated account, liquid assets in an amount sufficient to meet the purchase price. When purchasing a security on a delayed-delivery basis, the Funds assume the rights and risks of ownership of the security, including the risk of price and yield fluctuations, consequently, such fluctuations are taken into account when determining its net asset value. The Funds may dispose of or renegotiate a delayed-delivery transaction after it is entered into, and may sell when-issued securities before they are delivered, which may result in a realized gain or loss. When a security on a delayed-delivery basis is sold, the Funds do not participate in future gains and losses with respect to the security.

(i) Custody Credits Earned on Cash Balances
The Funds benefit from an expense offset arrangement with their custodian bank whereby uninvested cash balances earn credits which reduce monthly custodian and accounting agent expenses. Had these cash balances been invested in income producing securities, they would have generated income for the Funds.

(j) Interest Expense
Relates to the Fund’s liability in connection with floating rate notes held by third parties in conjunction with Inverse Floater transactions. Interest expense is recorded as incurred.

36 PIMCO Municipal Income Funds II Semi-Annual Report | 11.30.06

PIMCO Municipal Income Funds II Notes to Financial Statements
November 30, 2006 (unaudited)

2. Investment Manager/Sub-Adviser
Each Fund has entered into an Investment Management Agreement (the “Agreements”) with the Investment Manager. Subject to the supervision by each Fund’s Board of Trustees, the Investment Manager is responsible for managing, either directly or through others selected by it, the Fund’s investment activities, business affairs and other administrative matters. Pursuant to the Agreements, the Investment Manager receives an annual fee, payable monthly, at the annual rate of 0.65% of each Fund’s average daily net assets, inclusive of net assets attributable to any preferred shares that may be outstanding. In order to reduce each Fund’s expenses, the Investment Manager has contractually agreed to waive a portion of its investment management fee for each Fund at the annual rate of 0.15% of each Fund’s average daily net assets, including net assets attributable to any preferred shares that may be outstanding, from the commencement of operations through June 30, 2007, and for a declining amount thereafter through June 30, 2009.

The Investment Manager has retained its affiliate, Pacific Investment Management Company LLC (the “Sub-Adviser”) to manage each Fund’s investments. Subject to the supervision of the Investment Manager, the Sub-Adviser makes all investment decisions for the Funds. The Investment Manager, not the Funds, pays a portion of the fees it receives to the Sub-Adviser in return for its services, at the maximum annual rate of 0.50% of each Funds’ average daily net assets, inclusive of net assets attributable to any preferred shares that may be outstanding. The Sub-Adviser has contractually agreed to waive a portion of the fees it is entitled to receive from the Investment Manager, such that the Sub-Adviser will receive 0.26% of each Fund’s average daily net assets, including net assets attributable to any preferred shares that may be outstanding, from the commencement of the Funds’ operations through June 30, 2007, and will receive an increasing amount not to exceed 0.50% of each Fund’s average daily net assets, including net assets attributable to any preferred shares that may be outstanding thereafter through June 30, 2009.

3. Investments in Securities
For the six months ended November 30, 2006, purchases and sales of investments, other than short-term securities, were:

		California			New York
	Municipal II	Municipal II			Municipal II

Purchases	$95,366,027	$63,993,442			$8,552,637
Sales	59,510,747	39,963,288			8,905,187

(a) Futures contracts outstanding at November 30, 2006:

			Market		Unrealized
			Value	Expiration	Appreciation
Fund	Type	Contracts	(000)	Date	(Depreciation)

Municipal II	Long: Financial Future Euro—90 day	23	$5,464	6/18/07	$(5,175)
	Financial Future Euro—90 day	23	5,475	9/17/07	4,888
	Financial Future Euro—90 day	23	5,482	12/17/07	12,075
	Financial Future Euro—90 day	23	5,487	3/17/08	16,962
	U.S. Treasury Notes 5 yr. Futures	4,689	497,767	3/30/07	2,620,985
	Short: U.S. Treasury Bond Futures	(4,933)	564,212	3/21/07	(3,947,908)
	U.S. Treasury Notes 10 yr. Futures	(1,862)	203,307	3/21/07	(931,000)
					$(2,229,173)

California Municipal II	Long: Financial Future Euro—90 day	261	$62,004	6/18/07	$500
	Financial Future Euro—90 day	251	59,747	9/17/07	115,138
	Financial Future Euro—90 day	261	62,213	12/17/07	198,825
	Financial Future Euro—90 day	261	62,262	3/17/08	254,287
	U.S. Treasury Notes 5 yr. Futures	1,200	127,388	3/30/07	667,735
	Short: U.S. Treasury Bond Futures	(2,381)	272,327	3/21/07	(1,370,094)
	U.S. Treasury Notes 10 yr. Futures	(1,076)	117,486	3/21/07	(319,437)
					$(453,046)

New York Municipal II	Long: U.S. Treasury Notes 5 yr. Futures	233	$24,734	3/30/07	$139,078
	Short: U.S. Treasury Bond Futures	(368)	42,090	3/21/07	(354,585)
	U.S. Treasury Notes 10 yr. Futures	(384)	41,928	3/21/07	(114,000)
					$(329,507)

11.30.06 | PIMCO Municipal Income Funds II Semi-Annual Report 37

PIMCO Municipal Income Funds II Notes to Financial Statements
November 30, 2006 (unaudited)

3. Investments in Securities (continued)

(b) Transactions in options written for the six months ended November 30, 2006:

	Contracts	Premiums
Municipal II:
Options outstanding, May 31, 2006	—	$—
Options written	5,811	988,770
Options expired	(3,724)	(536,131)
Options terminated in closing purchase transactions	(1,497)	(205,650)
Options outstanding, November 30, 2006	590	$246,989

California Municipal II:
Options outstanding, May 31, 2006	—	$—
Options written	1,997	363,978
Options expired	(1,222)	(173,138)
Options terminated in closing purchase transactions	(475)	(65,253)
Options outstanding, November 30, 2006	300	$125,587

New York Municipal II:
Options outstanding, May 31, 2006	—	$—
Options written	1,287	210,661
Options expired	(846)	(121,953)
Options terminated in closing purchase transactions	(341)	(46,845)
Options outstanding, November 30, 2006	100	$41,863

4. Income Tax Information
The cost of investments for federal income tax purposes and gross unrealized appreciation and gross unrealized depreciation of investments at November 30, 2006 were:

		Gross	Gross	Net
	Cost of	Unrealized	Unrealized	Unrealized
	Investments	Appreciation	Depreciation	Appreciation
Municipal II	$1,345,862,728	$164,235,012	$ —	$164,235,012
California Municipal II	872,439,135	67,966,174	1,459	67,964,715
New York Municipal II	266,810,232	19,283,884	—	19,283,884

Municipal II has issued 4,040 shares of Preferred Shares Series A, 4,040 shares of Preferred Shares Series B, 4,040 shares of Preferred Shares Series C, 4,040 shares of Preferred Shares Series D and 4,040 shares of Preferred Shares Series E, each with a net asset and liquidation value of $25,000 per share plus accrued dividends.

California Municipal II has issued 2,080 shares of Preferred Shares Series A, 2,080 shares of Preferred Shares Series B, 2,080 shares of Preferred Shares Series C, 2,080 shares of Preferred Shares Series D and 2,080 shares of Preferred Shares Series E, each with a net asset and liquidation value of $25,000 per share plus accrued dividends.

New York Municipal II has issued 1,800 shares of Preferred Shares Series A and 1,800 shares of Preferred Shares Series B, each with a net asset and liquidation value of $25,000 per share plus accrued dividends.

Dividends and distributions of net realized long-term capital gains, if any, are accumulated daily at an annual rate (typically re-set every seven days) through auction procedures.

38 PIMCO Municipal Income Funds II Semi-Annual Report | 11.30.06

PIMCO Municipal Income Funds II Notes to Financial Statements
November 30, 2006 (unaudited)

5. Auction Preferred Shares
For the six months ended November 30, 2006, the annualized dividend rates ranged from:

	High	Low	At November 30, 2006
Municipal II:
Series A	3.75%	3.00%	3.25%
Series B	3.80%	3.00%	3.35%
Series C	3.55%	3.00%	3.39%
Series D	4.00%	3.15%	3.55%
Series E	4.00%	3.15%	3.20%

California Municipal II:
Series A	3.80%	2.00%	2.95%
Series B	3.40%	2.11%	2.50%
Series C	3.90%	2.75%	3.20%
Series D	3.50%	2.20%	3.35%
Series E	3.50%	2.50%	3.30%

New York Municipal II:
Series A	3.84%	2.90%	3.30%
Series B	3.90%	2.75%	3.30%

The Funds are subject to certain limitations and restrictions while Preferred Shares are outstanding. Failure to comply with these limitations and restrictions could preclude the Funds from declaring any dividends or distributions to common shareholders or repurchasing common shares and/or triggering the mandatory redemption of Preferred Shares at their liquidation value.

Preferred Shares, which are entitled to one vote per share, generally vote separately as a class to elect two Trustees and on any matters affecting the rights of the Preferred Shares.

6. Subsequent Common Dividend Declarations
On December 1, 2006, the following dividends were declared to common shareholders payable December 29, 2006 to shareholders of record on December 11, 2006:

Municipal II	$0.07 per common share
California Municipal II	$0.07 per common share
New York Municipal II	$0.06625 per common share

On January 3, 2007 the following dividends were declared to common shareholders payable February 1, 2007 to shareholders of record on January 16, 2007:

Municipal II	$0.065 per common share
California Municipal II	$0.07 per common share
New York Municipal II	$0.06625 per common share

11.30.06 | PIMCO Municipal Income Funds II Semi-Annual Report 39

PIMCO Municipal Income Funds II Notes to Financial Statements
November 30, 2006 (unaudited)

7. Legal Proceedings
In June and September 2004, the Investment Manager, certain of its affiliates (including Allianz Global Investors Distributors LLC and PEA Capital LLC) and Allianz Global, agreed to settle, without admitting or denying the allegations, claims brought by the Securities and Exchange Commission (the “Commission”), the New Jersey Attorney General and the California Attorney General alleging violations of federal and state securities laws with respect to certain open-end funds for which the Investment Manager serves as investment adviser. Two settlements (with the Commission and New Jersey) related to an alleged “market timing” arrangement in certain open-end funds sub-advised by PEA Capital LLC. Two settlements (with the Commission and California) related to the alleged use of cash and fund portfolio commissions to finance “shelf-space” arrangements with broker-dealers for open-end funds. The Investment Manager and its affiliates agreed to pay a total of $68 million to settle the claims related to market timing and $20.6 million to settle the claims related to shelf space. In addition to monetary payments, the settling parties agreed to undertake certain corporate governance, compliance and disclosure reforms related to market timing brokerage commissions, revenue sharing and shelf space arrangements, and consented to cease and desist orders and censures. None of the settlements allege that any inappropriate activity took place with respect to the Funds.

Since February 2004, the Investment Manager and certain of its affiliates and their employees have been named as defendants in fifteen lawsuits filed in various jurisdictions. Eleven of those lawsuits concern market timing and have been transferred to and consolidated for pre-trial proceedings in a multi-district litigation proceeding in the U.S. District Court for the District of Maryland; the other four lawsuits concern revenue sharing and have been consolidated into a single action in the U.S. District Court for the District of Connecticut. The lawsuits generally relate to the same allegations that are the subject of the regulatory proceedings discussed above. The lawsuits seek, among other things, unspecified compensatory damages plus interest and, in some cases, punitive damages, the rescission of investment advisory contracts, the return of fees paid under those contracts, restitution, and waiver of or return of certain sales charges paid by open-end fund shareholders.

The Investment Manager and the Sub-Adviser believe that these matters are not likely to have a material adverse effect on the Funds or on their ability to perform their respective investment advisory activities relating to the Funds.

The foregoing speaks only as of the date hereof.

40 PIMCO Municipal Income Funds II Semi-Annual Report | 11.30.06

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PIMCO Municipal Income Fund II Financial Highlights
For a share of common stock outstanding throughout each period:
	Six Months				For the period
	ended				June 28, 2002*
	November 30, 2006	Year ended May 31,			through
	(unaudited)	2006	2005	2004	May 31, 2003
Net asset value, beginning of period	$14.71	$14.81	$14.01	$14.66	$14.33 **
Investment Operations:
Net investment income	0.53	1.08	1.11	1.17	0.93
Net realized and unrealized gain (loss)
on investments, futures contracts,
options written, swaps and foreign
currency transactions	0.57	0.01	0.84	(0.77)	0.53
Total from investment operations	1.10	1.09	1.95	0.40	1.46
Dividends and Distributions on
Preferred Shares from:
Net investment income	(0.14)	(0.23)	(0.14)	(0.08)	(0.08)
Net realized gains	—	—	—	—	(0.01)
Total dividends and distributions on
preferred shares	(0.14)	(0.23)	(0.14)	(0.08)	(0.09)
Net increase in net assets applicable
to common shareholders resulting
from investment operations	0.96	0.86	1.81	0.32	1.37
Dividends and Distributions to
Common Shareholders from:
Net investment income	(0.42)	(0.96)	(1.01)	(0.97)	(0.84)
Net realized gains	—	—	—	—	(0.09)
Total dividends and distributions
to common shareholders	(0.42)	(0.96)	(1.01)	(0.97)	(0.93)
Capital Share Transactions:
Common stock offering costs charged
to paid-in capital in excess of par	—	—	—	—	(0.02)
Preferred shares offering costs/
underwriting discounts charged
to paid-in capital in excess of par	—	—	—	—	(0.09)
Total capital share transactions	—	—	—	—	(0.11)
Net asset value, end of period	$15.25	$14.71	$14.81	$14.01	$14.66
Market price, end of period	$15.90	$14.45	$15.02	$13.31	$14.80
Total Investment Return (1)	13.17%	2.63%	21.00%	(3.69)%	5.19%
RATIOS/SUPPLEMENTAL DATA:
Net assets applicable to common
shareholders, end of period (000)	$896,446	$862,832	$862,290	$812,670	$846,885
Ratio of expenses to average net
assets, including interest
expense (2)(3)(5)	1.52% #	1.30%	1.05%	1.08%	0.97% #
Ratio of expenses to average net
assets, excluding interest
expense (2)(3)(4)(5)	1.01% #	1.05%	1.02%	1.03%	0.95% #
Ratio of net investment income
to average net assets (2)(5)	7.25% #	7.31%	7.71%	8.16%	6.99% #
Preferred shares asset coverage
per share	$69,365	$67,701	$67,676	$65,224	$66,920
Portfolio turnover	4%	14%	8%	26%	22%

42 PIMCO Municipal Income Funds II Semi-Annual Report | 11.30.06 | See accompanying notes to Financial Statements

PIMCO Municipal Income Fund II Financial Highlights

*	Commencement of operations.

**	Initial public offering price of $15.00 per share less underwriting discount of $0.675 per share.

#	Annualized.

(1)

Total investment return is calculated assuming a purchase of a share of common stock at the current market price on the first day of each period and a sale of a share of common stock at the current market price on the last day of each period reported. Dividends and distributions are assumed, for purposes of this calculation, to be reinvested at prices obtained under the Fund’s dividend reinvestment plan. Total investment return does not reflect brokerage commissions or sales charges. Total investment return for a period of less than one year is not annualized.

(2)	Calculated on the basis of income and expenses applicable to both common and preferred shares relative to the average net assets of common shareholders.

(3)	Inclusive of expenses offset by custody credits earned on cash balances at the custodian bank. (See note 1(i) in Notes to Financial Statements).

(4)	Interest expense relates to the liability for floating rate notes issued in connection with inverse floater transactions.

(5)

During the fiscal periods indicated above, the Investment Manager waived a portion of its investment management fee. The effect of such waivers relative to the average net assets of common shareholders was 0.23% (annualized), 0.24%, 0.24%, 0.25% and 0.23% (annualized) for the six months ended April 30, 2006, for the years ended May 31, 2006, May 31, 2005, May 31, 2004 and for the period June 28, 2002 (commencement of operations) through May 31, 2003, respectively.

See accompanying notes to Financial Statements | 11.30.06 | PIMCO Municipal Income Funds II Semi-Annual Report 43

PIMCO California Municipal Income Fund II Financial Highlights
For a share of common stock outstanding throughout each period:
	Six Months				For the period
	ended				June 28, 2002*
	November 30, 2006	Year ended May 31,			through
	(unaudited)	2006	2005	2004	May 31, 2003
Net asset value, beginning
of period	$14.58	$14.61	$13.53	$14.66	$14.33 **
Investment Operations:
Net investment income	0.54	1.05	1.05	1.13	0.87
Net realized and unrealized
gain (loss) on investments,
futures contracts, options
written, swaps and foreign
currency transactions	0.55	0.06	1.13	(1.26)	0.46
Total from investment operations	1.09	1.11	2.18	(0.13)	1.33
Dividends on Preferred
Shares from:
Net Investment Income:	(0.13)	(0.21)	(0.12)	(0.07)	(0.07)
Net increase (decrease) in net
assets applicable to common
shareholders resulting from
investment operations	0.96	0.90	2.06	(0.20)	1.26
Dividends to Common
Shareholders from:
Net Investment Income:	(0.42)	(0.93)	(0.98)	(0.93)	(0.81)
Capital Share Transactions:
Common stock offering
costs charged to paid-in
capital in excess of par	—	—	—	—	(0.02)
Preferred shares offering costs/
underwriting discounts charged
to paid-in capital in excess of par	—	—	—	—	(0.10)
Total capital share transactions	—	—	—	—	(0.12)
Net asset value, end of period	$15.12	$14.58	$14.61	$13.53	$14.66
Market price, end of period	$16.18	$14.62	$14.76	$13.27	$14.78
Total Investment Return (1)	13.83%	5.50%	19.14%	(3.92)%	4.23%
RATIOS/SUPPLEMENTAL
DATA:
Net assets applicable to
common shareholders,
end of period (000)	$461,168	$443,379	$441,596	$407,659	$439,970
Ratio of expenses to average
net assets, including
interest expense (2)(3)(5)	2.88% #	2.02%	1.36%	1.60%	1.10% #
Ratio of expenses to average
net assets, excluding
interest expense (2)(3)(4)(5)	1.02% #	1.06%	1.06%	1.07%	0.97% #
Ratio of net investment income
to average net assets (2)(5)	7.34% #	7.24%	7.37%	8.05%	6.51% #
Preferred shares asset
coverage per share	$69,330	$67,620	$67,451	$64,191	$67,301
Portfolio turnover	6%	12%	5%	20%	39%

44 PIMCO Municipal Income Funds II Semi-Annual Report | 11.30.06 | See accompanying notes to Financial Statements

PIMCO California Municipal Income Fund II Financial Highlights

*	Commencement of operations.

**	Initial public offering price of $15.00 per share less underwriting discount of $0.675 per share.

#	Annualized.

(1)

Total investment return is calculated assuming a purchase of a share of common stock at the current market price on the first day of each period and a sale of a share of common stock at the current market price on the last day of each period reported. Dividends and distributions are assumed, for purposes of this calculation, to be reinvested at prices obtained under the Fund’s dividend reinvestment plan. Total investment return does not reflect brokerage commissions or sales charges. Total investment return for a period of less than one year is not annualized.

(2)	Calculated on the basis of income and expenses applicable to both common and preferred shares relative to the average net assets of common shareholders.

(3)	Inclusive of expenses offset by custody credits earned on cash balances at the custodian bank. (See note 1(i) in Notes to Financial Statements).

(4)	Interest expense relates to the liability for floating rate notes issued in connection with inverse floater transactions.

(5)

During the periods indicated above, the Investment Manager waived a portion of its investment management fee. The effect of such waivers relative to the average net assets of common shareholders was 0.23% (annualized), 0.24%, 0.24%, 0.24% and 0.23% (annualized) for the six months ended November 30, 2006, for the years ended May 31, 2006, May 31, 2005, May 31, 2004 and for the period June 28, 2002 (commencement of operations) through May 31, 2003, respectively.

See accompanying notes to Financial Statements | 11.30.06 | PIMCO Municipal Income Funds II Semi-Annual Report 45

PIMCO New York Municipal Income Fund II Financial Highlights
For a share of common stock outstanding throughout each period:
	Six Months				For the period
	ended				June 28, 2002*
	November 30, 2006	Year ended May 31,			through
	(unaudited)	2006	2005	2004	May 31, 2003
Net asset value, beginning
of period	$14.66	$14.62	$13.54	$14.45	$14.33 **
Investment Operations:
Net investment income	0.54	1.07	1.07	1.06	0.86
Net realized and unrealized
gain (loss) on investments,
futures contracts, options
written, swaps and foreign
currency transactions	0.53	0.11	1.12	(0.97)	0.28
Total from investment operations	1.07	1.18	2.19	0.09	1.14
Dividends on Preferred
Shares from:
Net Investment Income:	(0.14)	(0.23)	(0.13)	(0.07)	(0.08)
Net increase in net assets
applicable to common
shareholders resulting from
investment operations	0.93	0.95	2.06	0.02	1.06
Dividends to Common
Shareholders from:
Net Investment Income:	(0.40)	(0.91)	(0.98)	(0.93)	(0.81)
Capital Share Transactions:
Common stock offering costs
charged to paid-in capital
in excess of par	—	—	—	—	(0.03)
Preferred shares offering costs/
underwriting discounts
charged to paid-in capital in
excess of par	—	—	—	—	(0.10)
Total capital share transactions	—	—	—	—	(0.13)
Net asset value, end of period	$15.19	$14.66	$14.62	$13.54	$14.45
Market price, end of period	$15.74	$14.14	$14.80	$13.05	$14.71
Total Investment Return (1)	14.32%	1.65%	21.45%	(5.15)%	3.76%
RATIOS/SUPPLEMENTAL
DATA:
Net assets applicable to
common shareholders,
end of period (000)	$160,019	$154,088	$152,812	$140,958	$149,606
Ratio of expenses to average
net assets, including
interest expense (2)(3)(5)	2.20% #	1.89%	1.25%	1.16%	1.02% #
Ratio of expenses to average
net assets, excluding
interest expense (2)(3)(4)(5)	1.15% #	1.13%	1.14%	1.15%	1.02% #
Ratio of net investment income
to average net assets (2)(5)	7.17% #	7.29%	7.53%	7.58%	6.41% #
Preferred shares asset
coverage per share	$69,440	$67,785	$67,439	$64,148	$66,552
Portfolio turnover	4%	26%	11%	14%	27%

46 PIMCO Municipal Income Funds II Semi-Annual Report | 11.30.06 | See accompanying notes to Financial Statements

PIMCO New York Municipal Income Fund II Financial Highlights

*	Commencement of operations.

**	Initial public offering price of $15.00 per share less underwriting discount of $0.675 per share.

#	Annualized

(1)

Total investment return is calculated assuming a purchase of a share of common stock at the current market price on the first day of each period and a sale of a share of common stock at the current market price on the last day of each period reported. Dividends and distributions are assumed, for purposes of this calculation, to be reinvested at prices obtained under the Fund’s dividend reinvestment plan. Total investment return does not reflect brokerage commissions or sales charges. Total investment return for a period of less than one year is not annualized.

(2)	Calculated on the basis of income and expenses applicable to both common and preferred shares relative to the average net assets of common shareholders.

(3)	Inclusive of expenses offset by custody credits earned on cash balances at the custodian bank. (See note 1(i) in Notes to Financial Statements).

(4)	Interest expense relates to the liability for floating rate notes issued in connection with inverse floater transactions.

(5)

During the periods indicated above, the Investment Manager waived a portion of its investment management fee. The effect of such waivers relative to the average net assets of common shareholders was 0.24% (annualized), 0.24%, 0.24%, 0.24% and 0.23% (annualized) for the six months ended November 30, 2006, for the years ended May 31, 2006, May 31, 2005, May 31, 2004 and for the period June 28, 2002 (commencement of operations) through May 31, 2003, respectively.

See accompanying notes to Financial Statements | 11.30.06 | PIMCO Municipal Income Funds II Semi-Annual Report 47

PIMCO Municipal Income Funds II	Matters Relating to the Trustees
Consideration of the Investment
Management and Portfolio Management
Agreements (unaudited)

The Investment Company Act of 1940 requires that both the full Board of Trustees (the “Trustees”) and a majority of the non-interested (“Independent”) Trustees, voting separately, approve the Funds’ Management Agreements (the “Advisory Agreements”) with the Investment Manager and Portfolio Management Agreements (the “Sub-Advisory Agreements”, and together with the Advisory Agreements, the “Agreements”) between the Investment Manager and the Sub-Adviser. The Trustees met on June 20 and 21, 2006 (the “contract review meeting”) for the specific purpose of considering whether to approve the Advisory Agreements and the Sub-Advisory Agreements. The Independent Trustees were assisted in their evaluation of the Agreements by independent legal counsel, from whom they received separate legal advice and with whom they met separately from Fund management during the contract review meeting (the “Meeting”).

Based on their evaluation of factors that they deemed to be material, including those factors described below, the Board of Trustees, including a majority of the Independent Trustees, concluded that the Fund’s Advisory Agreements and the Sub-Advisory Agreements should be approved for a one-year period commencing July 1, 2006.

In connection with their deliberations regarding the continuation of the Agreements, the Trustees, including the Independent Trustees, considered such information and factors as they believed, in light of the legal advice furnished to them and their own business judgment, to be relevant. As described below, the Trustees considered the nature, quality, and extent of the various investment management, administrative and other services performed by the Investment Manager and the Sub-Adviser under the Agreements.

In connection with the Meeting, the Trustees received and relied upon materials provided by the Investment Manager which included, among other items: (i) information provided by Lipper Inc. on the total return investment performance (based on net assets) of the Funds for various time periods and the investment performance of a group of funds with substantially similar investment classifications/objectives, (ii) information provided by Lipper Inc. on the Funds’ management fees and other expenses and the management fees and other expenses of comparable funds identified by Lipper Inc., (iii) information regarding the investment performance and management fees of comparable portfolios of other clients of the Sub-Adviser, including institutional separate account and other clients, (iv) an estimate of the profitability to the Investment Manager from its relationship with the Funds for the twelve months ended March 31, 2006, (v) descriptions of various functions performed by the Investment Manager and the Sub-Adviser for the Funds, such as portfolio management, compliance monitoring and portfolio trading practices, and (vi) information regarding the overall organization of the Investment Manager and the Sub-Adviser, including information regarding senior management, portfolio managers and other personnel providing investment management, administrative and other services to the Funds.

The Trustees’ conclusions as to the continuation Agreements were based on a comprehensive consideration of all information provided to the Trustees and not the result of any single factor. Some of the factors that figured particularly in the Trustees’ deliberations are described below, although individual Trustees may have evaluated the information presented differently from one another, giving different weights to various factors.

As part of their review, the Trustees examined the Investment Manager’s and the Sub-Adviser’s abilities to provide high quality investment management and other services to the Funds. The Trustees considered the investment philosophy and research and decision-making processes of the Sub-Adviser; the experience of key advisory personnel of the Sub-Adviser responsible for portfolio management of the Funds; the ability of the Investment Manager and the Sub-Adviser to attract and retain capable personnel; the capability and integrity of the senior management and staff of the Investment Manager and the Sub-Adviser; and the level of skill required to manage the Funds. In addition, the Trustees reviewed the quality of the Investment Manager’s and the Sub-Adviser’s services with respect to regulatory compliance and compliance with the investment policies of the Funds; the nature and quality of certain administrative services the Investment Manager is responsible for providing to the Funds; and conditions that might affect the Investment Manager’s or the Sub-Adviser’s ability to provide high quality services to the Funds in the future under the Agreements, including each organization’s respective business reputation, financial condition and operational stability. Based on the foregoing, the Trustees concluded that the Sub-Adviser’s investment process, research capabilities and philosophy were well suited to the Funds given their investment objectives and policies, and that the Investment Manager and the Sub-Adviser would be able to continue to meet any reasonably foreseeable obligations under the Agreements.

Based on information provided by Lipper Inc., the Trustees also reviewed each Fund’s total return investment performance as well as the performance of comparable funds identified by Lipper Inc. In the course of their deliberations, the Trustees took into account information provided by the Investment Manager in connection with the Meeting, as well as during

48 PIMCO Municipal Income Funds II Semi-Annual Report | 11.30.06

PIMCO Municipal Income Funds II	Matters Relating to the Trustees
Consideration of the Investment
Management and Portfolio Management
Agreements (unaudited) (continued)

investment review meetings conducted with portfolio management personnel during the course of the year regarding each the Fund’s performance.

In assessing the reasonableness of each Fund’s fees under the Agreements, the Trustees considered, among other information, the Fund’s management fee and the total expense ratio as a percentage of average net assets attributable to common shares and the management fee and total expense ratios of comparable funds identified by Lipper Inc.

For each of the Funds, the Trustees specifically took note of how each Fund compared to its Lipper Inc. peers as to performance and management fee expenses. The Trustees noted that while the Funds are not charged a separate administration fee, it was not clear whether the peer funds in the Lipper Inc. categories were charged such a fee by their investment managers. Thus, the Trustees, at the recommendation of the Investment Manager, considered the total expenses of the Funds comparatively to the total expenses of the peer funds, recognizing that the fees for management and administrative services would be subsumed within the total expense ratio.

The Trustees noted that Municipal II had outperformed its peer median and average group for the one-year and three-year periods ended April 30, 2006. The Trustees also noted that Municipal II’s expense ratio (after taking into account waivers) was below the median and average for its peer group.

The Trustees noted that California Municipal II outperformed its peer median and average group for the one-year and three-year periods ended April 30, 2006. The Trustees also noted that California Municipal II’s expense ratio (after taking into account waivers) including the effect of preferred shares was significantly below the average and median for its peer group and excluding the effect of preferred shares was slightly above the average and median for its peer group.

The Trustees noted that New York Municipal II outperformed its peer median and average group for the one-year and three-year periods ended April 30, 2006. The Trustees also noted that New York Municipal II’s expense ratio (after taking into account waivers) including the effect of preferred shares was significantly below the average and median for its peer group and excluding the effect of preferred shares was slightly above the average and median for its peer group.

After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the Agreements, that they were satisfied with the Investment Manager’s and the Sub-Adviser’s responses and efforts relating to investment performance and the comparative positioning of each Fund with respect to the management fee paid to the Investment Manager.

The Trustees also considered the management fees charged by the Sub-Adviser to other clients, including institutional separate accounts with investment strategies similar to those of the Funds. Regarding the institutional separate accounts, they noted that the management fees paid by the Funds are generally higher than the fees paid by these clients of the Sub-Adviser, but were advised that the administrative burden for the Investment Manager and the Sub-Adviser with respect to the Funds are also relatively higher, due in part to the more extensive regulatory regime to which the Funds are subject in comparison to institutional separate accounts. The Trustees noted that the management fees paid by the Funds are generally higher than the fees paid by the open-end funds but were advised that there are additional portfolio management challenge in managing the Funds, such as the use of leverage and meeting a regular dividend.

The Trustees also took into account that the Funds have preferred shares outstanding, which increases the amount of fees received by the Investment Manager and the Sub-Adviser under the Agreements (because the fees are calculated based on the Fund’s total managed assets, including assets attributable to preferred shares and other forms of leverage outstanding). In this regard, the Trustees took into account that the Investment Manager and the Sub-Adviser have a financial incentive for the Funds to continue to have preferred shares outstanding, which may create a conflict of interest between the Investment Manager and the Sub-Adviser, on one hand, and the Fund’s common shareholders, on the other. In this regard, the Trustees considered information provided by the Investment Manager and the Sub-Adviser indicating that each Fund’s use of leverage through preferred shares continues to be appropriate and in the interests of the Fund’s common shareholders.

Based on a profitability analysis provided by the Investment Manager, the Trustees also considered the estimated profitability of the Investment Manager from its relationship with each Fund and determined that such profitability was not excessive.

11.30.06 | PIMCO Municipal Income Funds II Semi-Annual Report 49

PIMCO Municipal Income Funds II	Matters Relating to the Trustees
Consideration of the Investment
Management and Portfolio Management
Agreements (unaudited) (continued)

The Trustees also took into account that, as closed-end investment companies, the Funds do not currently intend to raise additional assets, so the assets of the Funds will grow (if at all) only through the investment performance of each Fund. Therefore, the Trustees did not consider potential economies of scale as a principal factor in assessing the fee rates payable under the Agreements.

Additionally, the Trustees considered so-called “fall-out benefits” to the Investment Manager and the Sub-Adviser, such as reputational value derived from serving as Investment Manager and Sub-Adviser to the Funds.

After reviewing these and other factors described herein, the Trustees concluded, within the context of their overall conclusions regarding the Agreements, that the fees payable under the Agreements represent reasonable compensation in light of the nature and quality of the services being provided by the Investment Manager and Sub-Adviser to the Funds.

50 PIMCO Municipal Income Funds II Semi-Annual Report | 11.30.06

PIMCO Municipal Income Funds II	Annual Shareholder Meetings
Results/Corporate Changes (unaudited)

Annual Shareholder Meetings Results:
The Funds held their annual meetings of shareholders on December 20, 2006. Common/Preferred shareholders of each fund voted to re-elect both Robert E. Connor and Hans W. Kertess* as Class I Trustees and elect William B. Ogden IV as Class I Trustee to serve until 2009.

The resulting vote count is indicated below:

		Withheld
	Affirmative	Authority
Municipal II
Re-election of Robert E. Connor	51,909,255	749,519
Re-election of Hans W. Kertess*	18,470	175
Election of William B. Ogden IV	51,952,770	706,004

California Municipal II
Re-election of Robert E. Connor	26,458,623	227,141
Re-election of Hans W. Kertess*	7,848	4
Election of William B. Ogden IV	26,475,675	210,089

New York Municipal II
Re-election of Robert E. Connor	9,104,152	186,534
Re-election of Hans W. Kertess*	1,669	28
Election of William B. Ogden IV	9,095,503	195,183

Messrs. Paul Belica, Jack J. Dalessandro, John C. Maney and R. Peter Sullivan III continue to serve as Trustees of the Funds.

* Preferred Shares Trustee

Corporate changes:
On September 12, 2006, the Fund’s Board of Trustees appointed William B. Ogden IV as a class I Trustee. On October 10, 2006, David C. Flattum, an interested Trustee, resigned. On December 12, 2006, the Fund’s Board of Trustees appointed John C. Maney, as a Class III (interested) Trustee.

11.30.06 | PIMCO Municipal Income Funds II Semi-Annual Report 51

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Trustees and Principal Officers
Hans W. Kertess	Brian S. Shlissel
Trustee, Chairman of the Board of Trustees	President & Chief Executive Officer
Paul Belica	Lawrence G. Altadonna
Trustee	Treasurer, Principal Financial & Accounting Officer
Robert E. Connor	Thomas J. Fuccillo
Trustee	Vice President, Secretary & Chief Legal Officer
John J. Dalessandro II	Youse E. Guia
Trustee	Chief Compliance Officer
John C. Maney	Kathleen Chapman
Trustee	Assistant Secretary
William B. Ogden IV	William Healey
Trustee	Assistant Secretary
R. Peter Sullivan III	Richard Kirk
Trustee	Assistant Secretary
Lagan Srivastava
Assistant Secretary

Investment Manager
Allianz Global Investors Fund Management LLC
1345 Avenue of the Americas
New York, NY 10105

Sub-Adviser
Pacific Investment Management Company LLC
840 Newport Center Drive
Newport Beach, CA 92660

Custodian & Accounting Agent
State Street Bank & Trust Co.
225 Franklin Street
Boston, MA 02110

Transfer Agent, Dividend Paying Agent and Registrar
PFPC Inc.
P.O. Box 43027
Providence, RI 02940-3027

Independent Registered Public Accounting Firm
PricewaterhouseCoopers LLP
300 Madison Avenue
New York, NY 10017

Legal Counsel
Ropes & Gray LLP
One International Place
Boston, MA 02210-2624

This report, including the financial information herein, is transmitted to the shareholders of PIMCO Municipal Income Fund II, PIMCO California Municipal Income Fund II and PIMCO New York Municipal Income Fund II for their information. It is not a prospectus, circular or representation intended for use in the purchase of shares of the Funds or any securities mentioned in this report.

The financial information included herein is taken from the records of the Funds without examination by an independent registered public accounting firm, who did not express an opinion hereon.

Notice is hereby given in accordance with Section 23(c) of the Investment Company Act of 1940, as amended, that from time to time the Fund may purchase shares of its common stock in the open market.

The Funds file their complete schedules of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarter of its fiscal year on Form N-Q. The Funds’ Form N-Qs are available on the SEC’s website at www.sec.gov, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330.

A description of the policies and procedures that the Funds have adopted to determine how to vote proxies relating to portfolio securities and information about how the Funds voted proxies relating to portfolio securities held during the twelve months ended June 30, 2006 is available (i) without charge upon request by calling the Funds’ shareholder servicing agent at (800) 331-1710; (ii) on the Funds’ website at www.allianzinvestors.com/closedendfunds; and (iii) on the Securities and Exchange Commission website at sec.gov.

Information on the Funds is available at www.allianzinvestors.com/closedendfunds or by calling the Funds’ shareholder servicing agent at (800) 331-1710.

ITEM 2.	CODE OF ETHICS Not required in this filing.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT Not required in this filing

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES Not required in this filing

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANT Not required in this filing

ITEM 6.	SCHEDULE OF INVESTMENTS Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this form.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES Not required in this filing

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES Not required in this filing

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED COMPANIES.

			Total Number
			of Shares Purchased	Maximum Number of
	Total Number	Average	as Part of Publicly	Shares that May yet Be
	of Shares	Price Paid	Announced Plans or	Purchased Under the Plans
Period	Purchased	Per Share	Programs	or Programs
July 2006	N/A	14.41	4,797	N/A
August 2006	N/A	14.65	4,726	N/A
September 2006	N/A	14.92	4,597	N/A
October 2006	N/A	14.98	4,777	N/A
November 2006	N/A	15.13	4,979	N/A

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There have been no material changes to the procedures by which shareholders may recommend nominees to the Fund’s Board of Trustees since the Fund last provided disclosure in response to this item. The Nominating Committee Charter governing the affairs of the Nominating Committee of the Board is posted on the Allianz Global Investors website at www.allianzinvestors.com.

ITEM 11.	CONTROLS AND PROCEDURES

(a) The registrant’s President and Chief Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940, as amended are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) In December 2006, subsequent to the Registrant’s fiscal half year, the principal executive and financial officers became aware of matters relating to the Registrant’s purchase of certain inverse floating rate obligations that required enhancements to certain controls. The Registrant’s management determined that controls relating to the review and analysis of the relevant contractual terms and conditions of transfers of securities in connection with the purchase of certain inverse floating rate obligations were not effective in identifying whether these transfers qualified for sale accounting under the provisions of Statement of Financial Accounting Standards No. 140 (“SFAS 140”). The Registrant’s management has taken such further actions as are necessary to revise its controls and procedures in order to increase the effectiveness of these controls and procedures in identifying such transactions that require accounting treatment under SFAS 140.

ITEM 12.	EXHIBITS

(a) (1)	Exhibit 99.Cert. - Certification pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

(b)	Exhibit 99.906 Cert. - Certification pursuant to Section 906 of the Sarbanes- Oxley Act of 2002

Signature

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

PIMCO New York Municipal Income Fund II

By /s/ Brian S. Shlissel
Brian S. Shlissel, President & Chief Executive Officer

Date: May 22, 2007

By /s/ Lawrence G. Altadonna
Lawrence G. Altadonna, Treasurer, Principal Financial & Accounting Officer

Date: May 22, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Brian S. Shlissel
Brian S. Shlissel, President & Chief Executive Officer

Date: May 22, 2007

By /s/ Lawrence G. Altadonna
Lawrence G. Altadonna, Treasurer, Principal Financial & Accounting Officer

Date: May 22, 2007